                          THE SELECT SECTOR SPDR TRUST

                                   [GRAPHIC]

                               SEMI-ANNUAL REPORT



                                 MARCH 31, 2001


                          [SELECT SECTOR SPDRS LOGO]


   Benchmark Sector-Based Equity Portfolios of Companies in the S&P 500(R)

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND            XLB
       THE CONSUMER SERVICES SELECT SECTOR SPDR FUND           XLV
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND            XLP
       THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND     XLY
       THE ENERGY SELECT SECTOR SPDR FUND                      XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                   XLF
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                  XLI
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                  XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                   XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                       CHAIRMAN'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

We are pleased to present the semi-annual report for The Select Sector SPDR Trust for the period ending March 31, 2001.

The U. S. stock market has entered a bear market period for the first time in over a decade. The S&P 500 Index fell 18.75% during the last six months and has fallen 21.68% over the last twelve months. The Federal Reserve cut interest rates three times in the first quarter of 2001 in an attempt to stave off recession in the U.S., but the impact in the stock market has been short lived on each occasion. Poor earnings news and the continued fall of technology stocks have dampened the market considerably.

The U. S. Market decline was led by the Technology Sector, which fell 46.49% over the last six months, after posting several years of spectacular returns. The weight of the Technology Sector in the S&P 500 has fallen by half in the last year as even the biggest names such as Cisco and Microsoft have fallen approximately 71% and 50% respectively in the same time frame.

Despite overall market declines, several Select Sector SPDR Funds and their respective industry sectors posted solid gains over last year. For example, the Utilities Select Sector SPDR Fund gained over 23% and the Consumer Staples Select Sector SPDR Fund gained over 19%. In the last six months, the Basic Industries Select Sector SPDR Fund was the best performer, rising 15.46%. The Cyclicals / Transportation Select Sector SPDR Fund gained 5.17%, and Consumer Staples Select Sector SPDR Fund was essentially static gaining a mere 0.03%. The remaining Select Sector SPDR Funds lost ground during the last six months.

On a sad note, since the last report to shareholders, I regret to announce the untimely passing of John English. John served as Chairman of the Board of the Select Sector SPDR Trust since its inception in December 1998. In addition, he served on several other Investment Company Boards of Directors. He was a long-standing friend of the Trust and the investment community in general and his contributions will be greatly missed.

In the Management's Discussion and Analysis pages that follow, we have provided additional information on the performance for each of the Select Sector SPDR Funds. We continue to appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

/s/ Kathleen C. Cuocolo
Kathleen C. Cuocolo
Chairman of the Board

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
The Basic Industries Select Sector SPDR Fund seeks to replicate the total return of the Basic Industries Select Sector of the S&P 500 Index. To accomplish this, the Basic Industries Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund had a return of 15.46% as compared to the Basic Industries Select Sector Index return of 15.67% and the S&P 500 Index return of -18.75%.

Nearly half the names in the Basic Industries Select Sector SPDR Fund posted double-digit gains during the six months ended March 31, 2001. The highest performers in the group were Williamette Industries, gaining over 65% and Engelhard Corporation, gaining over 60%. There were four additional investments posting better than 40% returns and eight other investments gained more than 20%.

Only ten of the index constituents lost ground in the six months ending March 31, 2001. Sealed Air Corporation was by far the worst performing stock in the group, losing over 26%. Hercules Incorporated and Inco Limited each posted losses of just over 8%.

The Basic Industries Select Sector SPDR Fund consisted of 43 companies as of March 31, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
BASIC INDUSTRIES SELECT SECTOR SPDR FUND

[Performance Chart]

                                                               BASIC INDUSTRIES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10429                              10584
3/31/99                                                                    10567                              11111
6/30/99                                                                    12639                              11895
9/30/99                                                                    11559                              11152
12/31/99                                                                   12949                              12811
3/31/00                                                                    11342                              13104
6/30/00                                                                     9749                              12756
9/30/00                                                                     8961                              12631
12/31/00                                                                   10969                              11644
03/31/01                                                                   10341                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET      BASIC INDUSTRIES              NET ASSET     MARKET      BASIC INDUSTRIES
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE     SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    -8.84%      -9.36%          -8.51%                     -8.84%      -9.36%           -8.51%
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)        2.87%       2.16%           3.86%                      1.25%       0.95%            1.68%
    -------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    ----------------------------------------------------------------------------------------------------------------------
       DESCRIPTION      DU PONT (E.I.) DE    ALCOA           DOW                 INTERNATIONAL    ALCAN ALUMINUM
                        NEMOURS & COMPANY    INCORPORATED    CHEMICAL COMPANY    PAPER COMPANY    LIMITED
    ----------------------------------------------------------------------------------------------------------------------
       SHARES           304,290              252,305         261,442             140,447          92,749
    ----------------------------------------------------------------------------------------------------------------------
       MARKET VALUE     $12,384,603          9,070,365       8,253,724           5,067,328        3,338,964
    ----------------------------------------------------------------------------------------------------------------------
       % OF             16.21                11.87           10.80               6.63             4.37
       NET ASSETS
    ----------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199                           50-99        100-199
                                     BASIS         BASIS      >200 BASIS            BASIS         BASIS      >200 BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       2             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        4             1             0                  8             3             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        6             0             0                  7             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        7             0             0                 12             2             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99       12             2             0                 11             1             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00       13             2             0                  3             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             1             0                  6             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        7             1             0                  4             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        9             1             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        6             0             0                  7             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
The Consumer Services Select Sector SPDR Fund seeks to replicate the total return of the Consumer Services Select Sector of the S&P 500 Index. To accomplish this, the Consumer Services Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund had a return of -6.86% as compared to the Consumer Services Select Sector Index return of -6.88% and the S&P 500 Index return of -18.75%.

During the prior six months, the underlying securities in the Consumer Services Select Sector SPDR Fund rose nearly 70%. The companies involved in health care, restaurants, and insurance sectors experienced the greatest returns during this period. Healthsouth Corporation was the best performing stock in this sector with a return of nearly 59%. This was a result of improved earnings due to Healthsouth's increasing success of integrating their operations.

The two largest holdings in the Consumer Services Select Sector SPDR Fund, Viacom and Disney, both declined nearly 25% during this six-month period. Slowing advertising revenue was the primary reason for the decline in both of these companies. American Greetings was the poorest performer in this sector with a return of nearly -38%. Low earnings caused by continuing performance problems were responsible for American Greetings' negative return.

The Consumer Services Select Sector SPDR Fund consisted of 42 companies as of March 31, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND
[LINE GRAPH]

                                                              CONSUMER SERVICES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                              -------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10817                              10584
03/31/99                                                                   11659                              11111
06/30/99                                                                   12297                              11895
09/30/99                                                                   11203                              11152
12/31/99                                                                   12988                              12811
03/31/00                                                                   12937                              13104
06/30/00                                                                   12352                              12756
09/30/00                                                                   12193                              12631
12/31/00                                                                   11486                              11644
03/31/01                                                                   11357                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET     CONSUMER SERVICES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01   -12.22%     -12.37%          -12.40%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        8.84%       8.41%            9.61%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET     CONSUMER SERVICES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    -12.22%     -12.37%          -12.40%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         3.80%       3.62%            4.12%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        VIACOM           WALT DISNEY     CLEAR CHANNEL           COMCAST         HCA -- THE
                          INCORPORATED     COMPANY         COMMUNICATIONS INC.     CORPORATION     HEALTHCARE CO.
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             337,759          402,756         115,994                 150,299         110,557
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $14,851,263      11,518,822      6,315,873               6,303,164       4,452,131
    ------------------------------------------------------------------------------------------------------------------------
       % OF               14.47            11.23           6.15                    6.14            4.34
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        11             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         0             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         4             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         2             1              0              10             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             0              0               7             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               8             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         3             0              0               7             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Select Sector SPDR Fund seeks to replicate the return of the Consumer Staples Select Sector of the S&P 500 Index. To accomplish this, the Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund returned 0.03% as compared to the Consumer Staples Select Sector Index return of 0.16% and the S&P 500 Index return of -18.75%

The biggest story in the consumer staples sector over the last six months was the significant rise and subsequent fall of the pharmaceutical and biotechnology industries. Merck, Bristol Myers Squibb, and Schering Plough led a fourth quarter pharmaceutical and biotech rally as investors continued investing into safe haven stocks. The Federal Reserve's easing of interest rates in early 2001 hurt the pharmaceutical industry as investors rotated out of their defensive positions and essentially wiped out the gains accumulated in the fourth quarter. In other news within the relatively quiet sector, Philip Morris returned approximately 65% for the period as strong earnings growth and the acquisition of Nabisco Holdings materialized in the fourth quarter. The new Administration's lenient approach in regards to the tobacco industry, coupled with the waning tobacco litigation has also helped both Philip Morris and UST during the past six-months.

As of March 31, 2001, the Consumer Staples Select Sector SPDR Fund consisted of 68 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                                               CONSUMER STAPLES SELECT SECTOR
                                                                         SPDR FUND                        S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10451                              10584
3/31/99                                                                    10193                              11111
6/30/99                                                                     9890                              11895
9/30/99                                                                     8755                              11152
12/31/99                                                                    8916                              12811
3/31/00                                                                     8228                              13104
6/30/00                                                                     9875                              12756
9/30/00                                                                     9797                              12631
12/31/00                                                                   11212                              11644
03/31/01                                                                    9798                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET      CONSUMER STAPLES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    19.11%      17.86%           19.30%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -3.50%      -4.28%           -2.97%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET      CONSUMER STAPLES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01     19.11%      17.86%           19.30%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -1.56%      -1.91%           -1.32%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER           MERCK & COMPANY     JOHNSON & JOHNSON     BRISTOL-MYERS      COCA-COLA
                          INCORPORATED     INCORPORATED        COMPANY               SQUIBB COMPANY     COMPANY
    ------------------------------------------------------------------------------------------------------------------------
       SHARES             613,342          224,178             135,110               190,106            241,815
    ------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $25,116,355      17,015,110          11,818,072            11,292,296         10,920,365
    ------------------------------------------------------------------------------------------------------------------------
       % OF               11.81            8.00                5.55                  5.31               5.15
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        > 200              50-99        100-199        > 200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       0             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99       11             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99       15             1             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        9             1             0                  3             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        9             1             0                  6             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7             0             0                  9             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        3             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        2             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  5             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
The Cyclical/Transportation Select Sector SPDR Fund seeks to replicate the return of the Cyclical/ Transportation Select Sector of the S&P 500 Index. To accomplish this, the Cyclical/Transportation Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund gained 5.17% as compared to the Cyclical/ Transportation Select Sector Index return of 5.36% and the S&P 500 Index return of -18.75%.

The bulk of the positive performance came mainly as a result of a strong December and January. In the fourth quarter, retail stocks picked up some gains despite a weaker holiday period than in prior years. Discount stores with a variety of product offerings fared best, as represented by Wal-Mart, Target and Costco all posting significant gains. Specialty retailers such as Home Depot, Radio Shack, Circuit City and Best Buy, were hit hard during the six months; and offset much of the gains attributed to the rest of the sector. Airline stocks also fared well in the fourth quarter as concerns over the rising cost of fuel dissipated and consumers continued to travel in record numbers. Automobile and automotive supplier stocks had a strong showing in the first quarter this year, as stronger than expected sales coupled with investors' anticipation of the bottoming out of these securities led to modest gains. Specialty retailers continued to decline in the early part of the year, once again offsetting the gains in other areas of the sector.

As of March 31, 2001, the Cyclical/Transportation Select Sector SPDR Fund consisted of 65 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
                                                               CYCLICAL/TRANSPORTATION SELECT
                                                                      SECTOR SPDR FUND                    S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10705                              10584
3/31/99                                                                    11652                              11111
6/30/99                                                                    12145                              11895
9/30/99                                                                    10717                              11152
12/31/99                                                                   12675                              12811
3/31/00                                                                    11973                              13104
6/30/00                                                                    10611                              12756
9/30/00                                                                    10275                              12631
12/31/00                                                                   10575                              11644
3/31/01                                                                    10807                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                       MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ----------------------------------------------------------------------------------
                                          CUMULATIVE TOTAL RETURN
                              --------------------------------------------------------
                               NET ASSET   MARKET    CYCLICAL/TRANSPORTATION
                                 VALUE      VALUE      SELECT SECTOR INDEX
    ----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01   -9.74%     -10.07%           -9.28%
    ----------------------------------------------------------------------------------
       SINCE INCEPTION (1)       4.57%      4.07%             5.47%
    ----------------------------------------------------------------------------------

    -------------------------  -------------------------------------------------------
                                         AVERAGE ANNUAL TOTAL RETURN
                               -----------------------------------------------
                                NET ASSET   MARKET    CYCLICAL/TRANSPORTATION
                                  VALUE      VALUE      SELECT SECTOR INDEX
    ----------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    -9.74%     -10.07%           -9.28%
    ----------------------------------------------------------------------------------
       SINCE INCEPTION (1)        1.99%      1.77%             2.37%
    ----------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        WAL-MART STORES     HOME DEPOT       FORD MOTOR     TARGET          GENERAL MOTORS
                          INCORPORATED        INCORPORATED     COMPANY        CORPORATION     CORPORATION
    -------------------------------------------------------------------------------------------------------------------
       SHARES             485,465             335,918          271,617        133,309         80,799
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $24,515,982         14,478,066       7,637,870      4,809,789       4,189,428
    -------------------------------------------------------------------------------------------------------------------
       % OF               20.44               12.07            6.37           4.01            3.49
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -------------------------------------------------------------------------------------------------
                                     50-99         100-199         > 200          50-99         100-199         > 200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       1              0              0              0              1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        9              2              0              4              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        2              0              0              9              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        2              2              0              6              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        8              3              0              2              2              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        4              0              0              6              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        7              2              0              3              0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        5              0              0              3              1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        4              1              0              4              0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1              0              0              2              0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund seeks to replicate the total return of the Energy Select Sector of the S&P 500 Index. To accomplish this, the Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund had a return of -5.60% as compared to the Energy Select Sector Index return of -5.40% and the S&P 500 Index return of -18.75%.

The Energy Select Sector SPDR Fund was aided by strong performances such as Tosco Corporation (+37.6%), Texaco (+28.2%), Burlington Resources (+22.3%), and Sunoco (+22.2%). The prolonged nationwide cold spell, particularly in the Northeast, led to a rising demand for oil and natural gas. This rising demand coupled with the shrinking supplies of both of these sources of energy, contributed to significant price escalations and record margins for the refinery businesses. Such companies were among the few that were able to overcome the negative sentiment in the overall equity markets that had been sparked by recessionary fears.

Nearly half of the Fund's negative return over the six-month period was a result of the poor performance of Enron Corporation (-33.4%). Other stocks contributing to the slide were Schlumberger (-29.6%), Transocean Sedco Forex (-26.0%), and Halliburton (-24.4%). Enron seemed to suffer as a result of investors shifting away from companies with historically high price/earnings multiples despite the continued strong growth of its businesses. Schlumberger was hurt by investors' negative reaction to its proposed dilutive acquisition of Sema Group. Investors seemed to be pessimistic about Schlumberger acquiring a company outside their core business. Transocean experienced problems from unplanned downtime and maintenance of its fleets as well as unforeseen delays in the activation of its new rigs.

The Energy Select Sector SPDR Fund consisted of 31 companies as of March 31,
2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
ENERGY SELECT SECTOR SPDR FUND

                                                               ENERGY SELECT SECTOR SPDR FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                    9835                              10584
03/31/99                                                                   10483                              11111
06/30/99                                                                   11993                              11895
09/30/99                                                                   11791                              11152
12/31/99                                                                   11707                              12811
03/31/00                                                                   12672                              13104
06/30/00                                                                   13098                              12756
09/30/00                                                                   14314                              12631
12/31/00                                                                   14558                              11644
03/31/01                                                                   13514                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    -------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                               AVERAGE ANNUAL TOTAL RETURN
                              -----------------------------------------------------------------------------------------------------
                               NET ASSET     MARKET           ENERGY                   NET ASSET    MARKET           ENERGY
                                 VALUE       VALUE     SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    -------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01     6.65%       6.35%            7.12%                      6.65%      6.35%            7.12%
    -------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)       37.27%      36.61%           38.36%                     14.97%     14.72%           15.37%
    -------------------------------------------------------------------------------------------------------------------------------


   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    -------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL     ROYAL DUTCH     CHEVRON         TEXACO           ENRON
                          CORPORATION     PETROLEUM       CORPORATION     INCORPORATED     CORPORATION
                                          CORPORATION
    -------------------------------------------------------------------------------------------------------------
       SHARES             628,129         584,538         180,476         151,723          170,088
    -------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $50,878,449     32,406,787      15,845,793      10,074,407       9,882,113
    -------------------------------------------------------------------------------------------------------------
       % OF               23.44           14.93           7.30            4.64             4.55
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         7             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         5             1              0               4             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         4             0              0               5             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         0             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         0             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund seeks to replicate the total return of the Financial Select Sector of the S&P 500 Index. To accomplish this, the Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund had a return of -7.65% as compared to the Financial Select Sector Index return of -7.53% and the S&P 500 Index return of -18.75%.

The last six months have been marked by increased Federal Reserve action with a cautious outlook by investors for more interest rate cuts. The Financial Select Sector has outpaced the total S&P 500 return and should continue to perform well in a lower interest rate environment. The best performing securities were Conseco (+111%), CIT Group (+66.17%) and Southtrust Corp (+47.22%).

The worst performing stocks in the financial select sector reside in the brokerage and investment management areas. Some of the issues that have fallen in the six-month period ending March 31, 2001 include Charles Schwab (-56.5%), Morgan Stanley (-41.0%), Stilwell Financial (-38.3%) and T. Rowe Price Associates (-32.6%). This depreciation is mainly due to the companies' reduction in assets leading to lower revenues.

The Financial Select Sector SPDR Fund consisted of 71 companies as of March 31, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
FINANCIAL SELECT SECTOR SPDR FUND

                                                                FINANCIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10597.00                           10584.00
03/31/99                                                                  11371.00                           11111.00
06/30/99                                                                  11925.00                           11895.00
09/30/99                                                                  10097.00                           11152.00
12/31/99                                                                  10956.00                           12811.00
03/31/00                                                                  11195.00                           13104.00
06/30/00                                                                  10885.00                           12756.00
09/30/00                                                                  13446.00                           12631.00
12/31/00                                                                  13743.00                           11644.00
03/31/01                                                                  12418.00                           10264.00

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    10.91%      10.81%           11.25%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       17.76%      17.16%           18.31%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01     10.91%      10.81%           11.25%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         7.46%       7.22%            7.68%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        CITIGROUP       AMERICAN        BANK OF AMERICA    J. P.          WELLS
                          INCORPORATED   INTERNATIONAL    CORPORATION        MORGAN         FARGO &
                                          GROUP                              CHASE &        COMPANY
                                          INCORPORATED                       COMPANY
    ------------------------------------------------------------------------------------------------------------
       SHARES             1,951,519       904,481         632,961            739,938        664,737
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $87,779,325     72,810,721      34,654,615         33,223,216     32,884,539
    ------------------------------------------------------------------------------------------------------------
       % OF               12.30           10.21           4.86               4.66           4.61
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -----------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         1             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         5             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              1               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         2             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         0             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS


THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund seeks to replicate the total return of the Industrial Services Select Sector of the S&P 500 Index. To accomplish this, the Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund had a return of -11.83% as compared to the Industrial Select Sector Index return of -11.78% and the S&P 500 Index return of -18.75%.

Though 58% of the constituents in the Industrial Select Sector SPDR Fund had a positive return for the prior six-month period, the three largest constituents, General Electric, Tyco, and Boeing, experienced double-digit negative returns. In addition to these double-digit negative returns, Corning, Applied Biosystems, and Power-One have declined in value by more than 75% each during the last two quarters. In Corning's case, a slowdown in orders for communication equipment had a major impact on growth and earnings. For the remainder of the stocks in this sector, the primary causes of the decline were the exact same factors that impacted the broad market, a general economic slowdown and low earnings.

Within the majority of advancing issues, 18 of the constituents had returns in excess of 10%. Of these, the two best performing firms in this sector were Allied Waste and Waste Management, with respective returns of 70% and 41%. The returns for both of these companies were fueled by positive earnings announcements.

The Industrial Select Sector SPDR Fund consisted of 44 companies as of March 31, 2001.

[Performance Chart]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
INDUSTRIAL SELECT SECTOR SPDR FUND

                                                               INDUSTRIAL SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10759                              10584
03/31/99                                                                   11010                              11111
06/30/99                                                                   13153                              11895
09/30/99                                                                   12740                              11152
12/31/99                                                                   13223                              12811
03/31/00                                                                   13001                              13104
06/30/00                                                                   12786                              12756
09/30/00                                                                   13645                              12631
12/31/00                                                                   14150                              11644
03/31/01                                                                   12030                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    -7.47%      -7.89%           -7.20%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       16.97%      17.34%           17.96%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01     -7.47%      -7.89%           -7.20%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         7.15%       7.29%            7.54%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL      TYCO          BOEING     MINNESOTA       HONEYWELL
                         ELECTRIC      LABORATORIES  COMPANY    MINING &        INTERNATIONAL
                          COMPANY      INCORPORATED             MANUFACTURING   INCORPORATED
                                                                COMPANY
    ------------------------------------------------------------------------------------------------
       SHARES             241,348      123,465       52,218     27,868          64,436
    ------------------------------------------------------------------------------------------------
       MARKET VALUE       $10,102,827  5,337,392     2,909,065  2,895,485       2,628,989

    ------------------------------------------------------------------------------------------------
       % OF               17.31        9.14          4.98       4.96            4.50
       NET ASSETS
    ------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2000

    -----------------------------------------------------------------------------------------------------------------------------
                                          CLOSING PRICE ABOVE NAV                        CLOSING PRICE BELOW NAV
                                 ----------------------------------------------------------------------------------------
                                     50-99        100-199        > 200              50-99        100-199        > 200
                                     BASIS         BASIS         BASIS              BASIS         BASIS         BASIS
                                    POINTS        POINTS        POINTS             POINTS        POINTS        POINTS
                                 ----------------------------------------------------------------------------------------
                1998
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*       2             0             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                1999
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99        5             2             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99        3             0             0                  2             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99        1             1             0                  1             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99        2             1             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
                2000
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00        7             0             0                  2             0             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00        9             2             0                  9             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00        4             0             0                  4             1             0
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00        6             1             0                  2             2             0
    -----------------------------------------------------------------------------------------------------------------------------
                2001
    -----------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01        1             0             0                  0             0             0
    -----------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund seeks to replicate the return of the Technology Select Sector of the S&P 500 Index. To accomplish this, the Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six-month period ending March 31, 2001, the Fund returned -46.52% as compared to the Technology Select Sector Index return of -46.49% and the S&P 500 Index return of -18.75%

The same companies that once brought the technology sector unprecedented growth are also the ones who have brought the technology sector back down to levels not seen in years. The burst of the technology bubble, which has included weakening sales growth, earnings disappointments, and layoffs, has left nearly the entire sector reeling. Cisco Systems (-71%), EMC Corp (-69%), Oracle (-62%), and Sun Microsystems (-74%) were the companies with the lowest returns during the period. These four issues combined, detract nearly 1800 basis points from the technology select sector's return. Eighty five percent of the stocks in the Technology Select Sector index posted negative returns for the six-month period ended March 31, 2001. Positive performers were few, but Sabre Holdings (+59%) was a good example of how being closely aligned with a different industry, namely the airline industry, was one of the few ways a technology stock could survive the broad drop in the technology sector.

As of March 31, 2001, the Technology Select Sector SPDR Fund consisted of 96 companies.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
TECHNOLOGY SELECT SECTOR SPDR FUND

                                                               TECHNOLOGY SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                               -----------------------------              -------------
12/16/98                                                                   10000                              10000
12/31/98                                                                   10851                              10584
03/31/99                                                                   12189                              11111
06/30/99                                                                   13445                              11895
09/30/99                                                                   13700                              11152
12/31/99                                                                   18011                              12811
03/31/00                                                                   20021                              13104
06/30/00                                                                   17985                              12756
09/30/00                                                                   15435                              12631
12/31/00                                                                   10410                              11644
03/31/01                                                                    8255                              10264

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01   -58.77%     -59.05%          -58.69%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -22.42%     -22.61%          -22.05%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    -58.77%     -59.05%          -58.69%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       -10.58%     -10.67%          -10.39%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    -----------------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        MICROSOFT       INTEL           AOL TIME WARNER     INTERNATIONAL BUSINESS     CISCO SYSTEMS
                          CORPORATION     CORPORATION     INCORPORATED        MACHINES CORPORATION       INCORPORATED
    -----------------------------------------------------------------------------------------------------------------------------
       SHARES             2,320,887       2,927,612       1,890,795           763,148                    3,165,239
    -----------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $126,923,508    77,032,791      75,915,419          73,399,575                 50,050,342
    -----------------------------------------------------------------------------------------------------------------------------
       % OF               12.36           7.50            7.39                7.15                       4.87
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         1             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         2             0              0               2             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         0             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         1             0              1               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         1             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             0              0               0             0              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX: December 22, 1998

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

THE UTILITIES SELECT SECTOR SPDR FUND
The Utilities Select Sector SPDR Fund seeks to replicate the total return of the Utilities Select Sector of the S&P 500 Index. To accomplish this, the Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Select Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Select Sector Index. For the six month period ending March 31, 2001, the Fund had a return of -0.19% as compared to the Utilities Select Sector Index return of -0.14% and the S&P 500 Index return of -18.75%.

The majority of the Utilities Select Sector SPDR Fund's constituents appreciated during the last six months. Nine of these stocks, American Electric Power, Southern Co, Dominion Res, XCEL Energy, Consolidated Edison, CMS Energy, Sempra Energy, Peoples Energy, and Allegheny Energy, returned over 10%. Rising energy prices coupled with the pricing power held by utility companies were the driving force behind the utilities select sector's return, which protected the sector from the earnings problems experienced by many other sectors of the economy

There were also a number of stocks in the utilities select sector that declined significantly during the last two quarters. Three of these stocks, Dynegy Inc., Constellation Energy, and Edison had double-digit negative returns during this period. But PG & E was by far the worst performing stock in the utilities select sector with a drop of nearly 50%. This was caused by their well-publicized financial difficulties, which were spurred on by the California energy crisis.

The Utilities Select Sector SPDR Fund consisted of 40 companies as of March 31, 2001.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
UTILITIES SELECT SECTOR SPDR FUND

                                                                UTILITIES SELECT SECTOR SPDR
                                                                            FUND                          S&P 500 INDEX
                                                                ----------------------------              -------------
12/16/98                                                                  10000.00                           10000.00
12/31/98                                                                  10369.00                           10584.00
03/31/99                                                                   9239.00                           11111.00
06/30/99                                                                  10818.00                           11895.00
09/30/99                                                                  10366.00                           11152.00
12/31/99                                                                  10022.00                           12811.00
03/31/00                                                                   9490.00                           13104.00
06/30/00                                                                   9789.00                           12756.00
09/30/00                                                                  11731.00                           12631.00
12/31/00                                                                  12223.00                           11644.00
03/31/01                                                                  11704.00                           10264.00

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

   PERFORMANCE AS OF MARCH 31, 2001

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01    23.39%      21.46%           23.61%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       14.58%      13.31%           14.50%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 3/31/01     23.39%      21.46%           23.61%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         6.18%       5.65%            6.14%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998

   TOP FIVE HOLDINGS AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        SBC                VERIZON            DUKE            AES             EXELON
                          COMMUNICATIONS     COMMUNICATIONS     ENERGY          CORPORATION     CORPORATION
                          INCORPORATED       CORPORATION        CORPORATION
    ------------------------------------------------------------------------------------------------------------------
       SHARES             340,512            271,764            88,969          63,509          45,396
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $15,197,051        13,397,965         3,802,535       3,172,910       2,977,978
    ------------------------------------------------------------------------------------------------------------------
       % OF               18.93              16.69              4.74            3.95            3.71
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
   CLOSING PRICE VS. NAV AS OF MARCH 31, 2001

    ------------------------------------------------------------------------------------------------------------------------------
                                           CLOSING PRICE ABOVE NAV                      CLOSING PRICE BELOW NAV
                                 -----------------------------------------------------------------------------------------
                                     50-99         100-199          >200          50-99         100-199          >200
                                     BASIS          BASIS          BASIS          BASIS          BASIS          BASIS
                                     POINTS         POINTS         POINTS         POINTS         POINTS         POINTS
                                 -------------------------------------------------------------------------------------------------
                1998
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/98*        1             0              0               0             1              0
    ------------------------------------------------------------------------------------------------------------------------------
                1999
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/99         3             0              0               3             0              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/99         3             0              0               5             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/99         5             1              0               4             0              1
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/99         5             0              0               1             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2000
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/00         6             0              0              11             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 06/30/00         2             1              0               6             2              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 09/30/00         2             1              0               1             1              0
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 12/31/00         1             0              0               6             0              0
    ------------------------------------------------------------------------------------------------------------------------------
                2001
    ------------------------------------------------------------------------------------------------------------------------------
       QUARTER ENDING: 03/31/01         1             1              0               8             1              0
    ------------------------------------------------------------------------------------------------------------------------------

   * Commencement of Trading on the AMEX December 22, 1998

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.2%
ALUMINUM -- 16.2%
Alcan Aluminum Ltd. ..................     92,749   $ 3,338,964
Alcoa, Inc. ..........................    252,305     9,070,365
                                                    -----------
                                                     12,409,329
                                                    -----------
CHEMICALS -- 46.8%
Air Products & Chemicals, Inc. .......     66,864     2,567,578
Dow Chemical Co. .....................    261,442     8,253,724
Du Pont (E.I.) de Nemours.............    304,290    12,384,603
Eastman Chemical Co. .................     22,421     1,103,562
Ecolab, Inc. .........................     37,009     1,569,922
Engelhard Corp. ......................     37,317       965,018
FMC Corp. (a).........................      8,858       652,303
Great Lakes Chemical Corp. ...........     14,641       450,064
Hercules, Inc. .......................     31,395       407,821
PPG Industries, Inc. .................     49,015     2,259,101
Praxair, Inc. ........................     46,233     2,064,303
Rohm & Haas Co. ......................     64,093     1,974,705
Sigma-Aldrich Corp. ..................     22,542     1,079,198
                                                    -----------
                                                     35,731,902
                                                    -----------
CONSTRUCTION -- 1.8%
Vulcan Materials Co. .................     29,476     1,380,361
                                                    -----------
CONTAINERS -- 2.7%
Ball Corp. ...........................      8,217       376,914
Bemis Co., Inc. ......................     15,543       514,318
Pactiv Corp. (a)......................     46,157       558,961
Temple-Inland, Inc. ..................     14,277       631,757
                                                    -----------
                                                      2,081,950
                                                    -----------
GOLD -- 5.0%
Barrick Gold Corp. ...................    115,559     1,651,338
Homestake Mining Co. .................     76,753       403,721
Newmont Mining Corp. .................     56,110       904,493
Placer Dome, Inc. ....................     95,552       826,525
                                                    -----------
                                                      3,786,077
                                                    -----------
MACHINERY -- 0.4%
Timken Co. ...........................     17,246       269,900
                                                    -----------
MANUFACTURING -- 3.2%
Avery Dennison Corp. .................     32,153     1,672,599
Sealed Air Corp. (a)..................     24,358       811,852
                                                    -----------
                                                      2,484,451
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
METALS/MINING -- 3.0%
Freeport-McMoRan Copper & Gold, Inc.
  (Class B) (a).......................     43,316   $   565,274
Inco Ltd. (a).........................     53,018       786,257
Phelps Dodge Corp. ...................     22,840       917,711
                                                    -----------
                                                      2,269,242
                                                    -----------
PAPER & FOREST PRODUCTS -- 18.6%
Boise Cascade Corp. ..................     16,694       524,192
Georgia-Pacific Corp. ................     65,873     1,936,666
International Paper Co. ..............    140,447     5,067,328
Louisiana-Pacific Corp. ..............     30,016       288,454
Mead Corp. ...........................     28,920       725,603
Potlatch Corp. .......................      8,193       261,766
Westvaco Corp. .......................     29,396       712,265
Weyerhaeuser Co. .....................     63,375     3,218,816
Willamette Industries, Inc. ..........     31,856     1,465,376
                                                    -----------
                                                     14,200,466
                                                    -----------
STEEL -- 2.5%
Allegheny Technologies, Inc. .........     23,417       407,690
Nucor Corp. ..........................     22,694       909,348
USX-U.S. Steel Group..................     25,926       380,853
Worthington Industries, Inc. .........     25,230       234,639
                                                    -----------
                                                      1,932,530
                                                    -----------

TOTAL COMMON STOCKS --
  (Cost $98,728,553)..................               76,546,208
                                                    -----------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class Prime
  Fund (Cost $194,006)................    194,006       194,006
                                                    -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $98,922,559)..................               76,740,214
OTHER ASSETS AND
  LIABILITIES -- (0.4)%...............                 (327,747)
                                                    -----------
NET ASSETS -- 100.0%..................              $76,412,467
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.9%
APPAREL -- 1.2%
Cintas Corp..........................     32,750   $  1,291,005
                                                   ------------
ENTERTAINMENT -- 25.7%
Disney (Walt) Co. (The)..............    402,756     11,518,822
Viacom, Inc. (a).....................    337,759     14,851,263
                                                   ------------
                                                     26,370,085
                                                   ------------
FINANCIAL SERVICES -- 3.3%
Cendant Corp. (a)....................    158,478      2,312,194
H&R Block, Inc.......................     20,944      1,048,457
                                                   ------------
                                                      3,360,651
                                                   ------------
HOTELS -- 8.1%
Carnival Corp. ......................    119,073      3,294,750
Harrah's Entertainment, Inc. (a).....     27,650        813,739
Hilton Hotels Corp. .................     83,667        874,320
Marriott International, Inc. ........     49,637      2,044,052
Starwood Hotels & Resorts Worldwide,
  Inc................................     37,433      1,273,096
                                                   ------------
                                                      8,299,957
                                                   ------------
INFORMATION SERVICES -- 7.3%
IMS Health, Inc. ....................     64,157      1,597,509
Interpublic Group of Cos., Inc. .....     62,372      2,142,478
Omnicom Group, Inc. .................     35,580      2,948,871
Robert Half International, Inc.
  (a)................................     34,494        770,941
                                                   ------------
                                                      7,459,799
                                                   ------------
MEDIA -- 13.8%
Clear Channel Communications, Inc.
  (a)................................    115,994      6,315,873
Comcast Corp. (Class A) (a)..........    150,299      6,303,164
Univision Communications, Inc. (Class
  A) (a).............................     40,005      1,526,591
                                                   ------------
                                                     14,145,628
                                                   ------------
MEDICAL PROVIDERS -- 19.2%
Aetna, Inc. (a)......................     27,786        998,073
CIGNA Corp. .........................     29,725      3,191,276
HCA-The Healthcare Co. ..............    110,557      4,452,131
Healthsouth Corp. (a)................     90,463      1,166,068
Humana, Inc. (a).....................     54,798        574,283
Manor Care, Inc. (a).................     36,713        748,945
Quintiles Transnational Corp. (a)....     31,136        587,692
Tenet Healthcare Corp. ..............     66,212      2,913,328
UnitedHealth Group, Inc. ............     64,702      3,834,241
Wellpoint Health Networks, Inc.
  (a)................................     13,714      1,307,081
                                                   ------------
                                                     19,773,118
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
PUBLISHING -- 12.8%
American Greetings Corp. (Class A)...     18,019   $    191,001
Deluxe Corp. ........................     19,011        449,990
Dow Jones & Co., Inc. ...............     18,451        965,910
Gannett Co., Inc. ...................     52,980      3,163,966
Knight Ridder, Inc. .................     16,186        869,350
McGraw-Hill, Inc. ...................     39,916      2,380,989
Meredith Corp. ......................     12,892        450,060
New York Times Co. (The) (Class A)...     34,084      1,396,421
R.R. Donnelley & Sons Co. ...........     28,668        751,675
Tribune Co. .........................     61,701      2,513,699
                                                   ------------
                                                     13,133,061
                                                   ------------
RESTAURANTS -- 8.5%
Darden Restaurants, Inc. ............     29,839        708,676
McDonald's Corp. ....................    166,740      4,426,947
Starbucks Corp. (a)..................     39,767      1,687,612
Tricon Global Restaurants, Inc.
  (a)................................     32,454      1,239,419
Wendy's International, Inc. .........     28,410        634,111
                                                   ------------
                                                      8,696,765
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $113,553,979)................               102,530,069
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $105,731)...............    105,731        105,731
                                                   ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $113,659,710)................               102,635,800
OTHER ASSETS AND LIABILITIES -- 0.0%
  (B)................................                   (18,777)
                                                   ------------
NET ASSETS -- 100.0%.................              $102,617,023
                                                   ============

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.1%
AGRICULTURE -- 0.4%
Archer-Daniels-Midland Co. ..........     61,573   $    809,685
                                                   ------------
ALCOHOL -- 2.2%
Adolph Coors Co. (Class B)...........      3,572        233,752
Anheuser-Busch Cos., Inc. ...........     87,660      4,026,224
Brown-Forman Corp. (Class B).........      6,692        414,569
                                                   ------------
                                                      4,674,545
                                                   ------------
BIOTECHNOLOGY -- 4.0%
Amgen, Inc. (a)......................    101,209      6,091,517
Biogen, Inc. (a).....................     14,360        909,167
Chiron Corp. (a).....................     18,584        815,373
MedImmune, Inc. (a)..................     20,659        741,142
                                                   ------------
                                                      8,557,199
                                                   ------------
DRUGS -- 41.5%
Allergan Pharmaceuticals, Inc. ......     12,790        948,378
ALZA Corp. (Class A) (a).............     23,028        932,634
American Home Products Corp. ........    127,438      7,486,982
Bristol-Myers Squibb Co. ............    190,106     11,292,296
Cardinal Health, Inc. ...............     27,270      2,638,373
Eli Lilly & Co. .....................    109,556      8,398,563
Forest Laboratories, Inc. (a)........     17,100      1,013,004
King Pharmaceuticals, Inc. (a).......     16,390        667,893
Mckesson HBOC, Inc. .................     27,707        741,162
Merck & Co., Inc. ...................    224,178     17,015,110
Pfizer, Inc. ........................    613,342     25,116,355
Pharmacia Corp. .....................    125,407      6,316,751
Schering-Plough Corp. ...............    142,178      5,193,762
Watson Pharmaceuticals, Inc. (a).....      9,948        523,265
                                                   ------------
                                                     88,284,528
                                                   ------------
FOOD AND BEVERAGES -- 16.1%
Campbell Soup Co. ...................     40,824      1,219,413
Coca-Cola Co. .......................    241,815     10,920,365
Coca-Cola Enterprises, Inc. .........     40,569        721,317
ConAgra, Inc. .......................     52,230        952,675
General Mills, Inc. .................     27,581      1,186,259
H.J. Heinz Co. ......................     33,759      1,357,112
Hershey Foods Corp. .................     13,190        914,331
Kellogg Co. .........................     39,394      1,064,820
PepsiCo, Inc. .......................    140,299      6,166,141
Quaker Oats Co. .....................     12,801      1,242,337
Ralston Purina Group.................     30,049        936,026
Sara Lee Corp. ......................     80,405      1,735,140
SUPERVALU, Inc. .....................     12,848        171,264
SYSCO Corp. .........................     65,710      1,741,972
Unilever N.V. (N.Y. Shares)..........     55,560      2,924,678
W.M. Wrigley Jr. Co. ................     21,934      1,058,316
                                                   ------------
                                                     34,312,166
                                                   ------------
GROCERY -- 3.0%
Albertson's, Inc. ...................     39,836      1,267,581
Kroger Co. (a).......................     79,562      2,051,904
Safeway, Inc. (a)....................     48,694      2,685,474
Winn-Dixie Stores, Inc. .............     13,643        387,052
                                                   ------------
                                                      6,392,011
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HOME PRODUCTS -- 4.2%
Alberto-Culver Co. (Class B).........      5,469   $    216,900
Avon Products, Inc. .................     23,157        926,048
Clorox Co. ..........................     23,017        723,885
Colgate-Palmolive Co. ...............     55,668      3,076,214
Fortune Brands, Inc. ................     14,997        515,897
Gillette Co. ........................    102,434      3,192,868
International Flavors & Fragrances,
  Inc. ..............................      9,552        210,717
                                                   ------------
                                                      8,862,529
                                                   ------------
HOUSEHOLD PRODUCTS -- 5.4%
Kimberly-Clark Corp. ................     51,900      3,520,377
Procter & Gamble Co. ................    126,357      7,909,948
                                                   ------------
                                                     11,430,325
                                                   ------------
MEDICAL PRODUCTS -- 15.3%
Abbott Laboratories..................    150,390      7,096,904
Bausch & Lomb, Inc. .................      5,169        236,016
Baxter International, Inc. ..........     28,635      2,695,699
Becton, Dickinson & Co. .............     24,988        882,576
Biomet, Inc. ........................     17,368        684,136
Boston Scientific Corp. (a)..........     39,443        795,960
C.R. Bard, Inc. .....................      4,945        224,503
Guidant Corp. (a)....................     29,938      1,346,911
Johnson & Johnson Co. ...............    135,110     11,818,072
Medtronic, Inc. .....................    116,761      5,340,648
St. Jude Medical Center, Inc. (a)....      8,294        446,632
Stryker Corp. .......................     19,030        994,317
                                                   ------------
                                                     32,562,374
                                                   ------------
SPECIALTY RETAIL -- 3.0%
CVS Corp. ...........................     38,102      2,228,586
Longs Drug Stores Corp. .............      3,662        108,249
Walgreen Co. ........................     98,730      4,028,184
                                                   ------------
                                                      6,365,019
                                                   ------------
TOBACCO -- 5.0%
Philip Morris Cos., Inc. ............    216,138     10,255,748
UST, Inc. ...........................     15,871        476,924
                                                   ------------
                                                     10,732,672
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $224,490,352)................               212,983,053
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $194,831)...............    194,831        194,831
                                                   ------------
TOTAL INVESTMENTS -- 100.2%
  (Cost $224,685,183)................               213,177,884
OTHER ASSETS AND
  LIABILITIES -- (0.2)%..............                  (423,075)
                                                   ------------
NET ASSETS -- 100.0%.................              $212,754,809
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.0%
AIRLINES -- 3.6%
AMR Corp. ...........................     24,117   $    846,989
Delta Air Lines, Inc. ...............     20,626        814,727
Southwest Airlines Co. ..............    123,905      2,199,314
US Airways Group, Inc. (a)...........     14,232        504,524
                                                   ------------
                                                      4,365,554
                                                   ------------
APPAREL -- 7.7%
Gap, Inc. (The)......................    125,710      2,981,841
Limited, Inc. (The)..................     68,531      1,077,307
Liz Claiborne, Inc. .................     10,991        517,127
Nike, Inc. (Class B).................     41,877      1,698,112
Reebok International Ltd. (a)........     27,849        692,326
TJX Cos., Inc. (The).................     47,399      1,516,768
V.F. Corp. ..........................     21,288        745,080
                                                   ------------
                                                      9,228,561
                                                   ------------
CONSTRUCTION -- 2.7%
Centex Corp. ........................     15,322        638,161
KB HOME..............................     12,612        411,655
Masco Corp. .........................     70,698      1,706,650
Pulte Corp. .........................     12,870        520,077
                                                   ------------
                                                      3,276,543
                                                   ------------
CONSUMER DURABLES -- 1.8%
Black & Decker Corp. ................     14,509        533,206
Maytag Corp. ........................     14,083        454,177
Stanley Works (The)..................     17,426        574,187
Whirlpool Corp. .....................     11,763        588,032
                                                   ------------
                                                      2,149,602
                                                   ------------
DEPARTMENT STORES -- 35.4%
Costco Wholesale Corp. (a)...........     68,019      2,669,746
Dillard's, Inc. (Class A)............     19,191        421,050
Federated Department Stores, Inc.
  (a)................................     31,652      1,315,141
J.C. Penney Co., Inc. ...............     46,389        741,760
KMart Corp. (a)......................     84,579        795,043
Kohl's Corp. (a).....................     52,265      3,224,228
May Department Stores Co. ...........     47,346      1,679,836
Nordstrom, Inc. .....................     25,082        408,335
Sears, Roebuck & Co. ................     52,813      1,862,714
Target Corp. ........................    133,309      4,809,789
Wal-Mart Stores, Inc. ...............    485,465     24,515,982
                                                   ------------
                                                     42,443,624
                                                   ------------
HOUSEWARES -- 1.9%
Leggett & Platt, Inc. ...............     35,786        688,165
Newell Rubbermaid, Inc. .............     43,311      1,147,742
Tupperware Corp. ....................     17,819        425,161
                                                   ------------
                                                      2,261,068
                                                   ------------
LEISURE TIME -- 1.8%
Brunswick Corp. .....................     19,236        377,603
Hasbro, Inc. ........................     32,488        419,095
Mattel, Inc. ........................     74,054      1,313,718
                                                   ------------
                                                      2,110,416
                                                   ------------
MOTOR VEHICLES -- 14.3%
Cooper Tire & Rubber Co. ............     20,235        229,667
Delphi Automotive Systems Corp. .....     90,803      1,286,678

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MOTOR VEHICLES -- (CONTINUED)
Ford Motor Co. ......................    271,617   $  7,637,870
General Motors Corp. ................     80,799      4,189,428
Genuine Parts Co. ...................     31,001        803,236
Goodyear Tire & Rubber Co. (The).....     29,023        692,199
Harley-Davidson, Inc. ...............     43,648      1,656,442
Snap-on, Inc. .......................     14,163        412,427
Visteon Corp. .......................     18,832        283,233
                                                   ------------
                                                     17,191,180
                                                   ------------
PUBLISHING -- 0.7%
Harcourt General, Inc. ..............     14,681        817,291
                                                   ------------
RAILROADS -- 5.3%
Burlington Northern Santa Fe
  Corp. .............................     62,159      1,888,391
CSX Corp. ...........................     35,450      1,194,665
Norfolk Southern Corp. ..............     63,065      1,055,708
Union Pacific Corp. .................     39,317      2,211,581
                                                   ------------
                                                      6,350,345
                                                   ------------
SPECIALTY RETAIL -- 23.0%
AutoZone, Inc. (a)...................     20,288        568,470
Bed Bath & Beyond, Inc. (a)..........     50,944      1,251,312
Best Buy Co., Inc. (a)...............     33,431      1,202,179
Circuit City Stores, Inc. ...........     33,286        352,832
Consolidated Stores Corp. (a)........     26,192        263,230
Dollar General Corp. ................     56,433      1,153,490
Home Depot, Inc. ....................    335,918     14,478,066
Lowes Cos., Inc. ....................     57,745      3,375,195
Office Depot, Inc. (a)...............     56,388        493,395
RadioShack Corp. ....................     29,868      1,095,857
Sherwin-Williams Co. ................     30,645        780,835
Staples, Inc. (a)....................     72,493      1,078,333
Tiffany & Co. .......................     20,993        572,059
Toys "R" Us, Inc. (a)................     37,415        939,116
                                                   ------------
                                                     27,604,369
                                                   ------------
TRUCKING AND FREIGHT FORWARD -- 1.8%
FedEx Corp. (a)......................     46,363      1,932,410
Ryder System, Inc. ..................     14,847        267,097
                                                   ------------
                                                      2,199,507
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $134,755,560)................               119,998,060
                                                   ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $72,737)................     72,737         72,737
                                                   ------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $134,828,297)................               120,070,797
OTHER ASSETS AND LIABILITIES --
  (0.1)%.............................                  (136,101)
                                                   ------------
NET ASSETS -- 100.0%.................              $119,934,696
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 100.0%
ENERGY RESOURCES -- 69.7%
Amerada Hess Corp. ....................   35,485   $  2,772,088
Anadarko Petroleum Corp. ..............   81,140      5,093,969
Apache Corp. ..........................   48,881      2,816,034
Burlington Resources, Inc. ............   78,093      3,494,662
Chevron Corp. .........................  180,476     15,845,793
Conoco, Inc. (Class B).................  198,495      5,607,484
Devon Energy Corp. ....................   49,801      2,898,418
Exxon Mobil Corp. .....................  628,129     50,878,449
Kerr-McGee Corp. ......................   39,175      2,542,457
Kinder Morgan, Inc. ...................   48,144      2,561,261
Occidental Petroleum Corp. ............  135,981      3,365,530
Phillips Petroleum Co. ................   85,046      4,681,782
Royal Dutch Petroleum Co. .............  584,538     32,406,787
Texaco, Inc. ..........................  151,723     10,074,407
Unocal Corp. ..........................   91,212      3,153,199
USX-Marathon Group.....................  116,696      3,144,957
                                                   ------------
                                                    151,337,277
                                                   ------------
INDUSTRIAL PRODUCTS -- 0.5%
McDermott International, Inc. .........   90,072      1,139,411
                                                   ------------
NATURAL GAS -- 12.0%
El Paso Corp. .........................  146,977      9,597,598
Enron Corp. ...........................  170,088      9,882,113
Williams Cos., Inc. (The)..............  150,688      6,456,981
                                                   ------------
                                                     25,936,692
                                                   ------------
OIL AND GAS REFINING -- 2.7%
Ashland, Inc. .........................   42,732      1,640,909
Sunoco, Inc. ..........................   51,874      1,682,274
Tosco Corp. ...........................   60,706      2,595,788
                                                   ------------
                                                      5,918,971
                                                   ------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
OIL AND GAS SERVICES -- 15.1%
Baker Hughes, Inc. ....................  111,979   $  4,065,957
EOG Resources, Inc. ...................   52,810      2,177,356
Halliburton Co. .......................  142,742      5,245,769
Nabors Industries, Inc. (a)............   56,238      2,915,378
Noble Drilling Corp. (a)...............   55,200      2,548,032
Rowan Cos., Inc. (a)...................   58,798      1,616,945
Schlumberger Ltd. .....................  165,949      9,560,322
Transocean Sedco Forex, Inc. ..........  105,169      4,559,076
                                                   ------------
                                                     32,688,835
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $236,629,303)..................             217,021,186
                                                   ------------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $769,613).................  769,613        769,613
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $237,398,916)..................             217,790,799
OTHER ASSETS AND
  LIABILITIES -- (0.3)%................                (688,701)
                                                   ------------
NET ASSETS -- 100.0%...................            $217,102,098
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2000 (UNAUDITED)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 100.0%
BANKS -- 29.7%
AmSouth Bancorp......................    144,974   $  2,437,013
Banc One Corp. ......................    450,302     16,291,926
Bank of America Corp. ...............    632,961     34,654,615
Bank of New York, Inc. ..............    288,129     14,187,472
BB&T Corp. ..........................    156,037      5,487,821
Comerica, Inc. ......................     68,971      4,241,717
Fifth Third Bancorp..................    179,802      9,608,169
First Union Corp. ...................    381,049     12,574,617
FleetBoston Financial Corp. .........    421,359     15,906,302
Huntington Bancshares, Inc. .........     98,289      1,400,618
KeyCorp..............................    165,590      4,272,222
Mellon Financial Corp. ..............    190,015      7,699,408
National City Corp. .................    236,643      6,330,200
Northern Trust Corp. ................     86,242      5,390,125
Old Kent Financial Corp. ............     54,164      2,058,232
PNC Financial Services Group.........    112,531      7,623,975
Regions Financial Corp. .............     93,934      2,671,248
SouthTrust Corp. ....................     65,649      3,003,442
State Street Corp. ..................     62,934      5,878,036
SunTrust Banks, Inc. ................    115,292      7,470,922
Synovus Financial Corp. .............    110,820      2,992,140
Union Planters Corp. ................     52,439      2,018,377
Wachovia Corp. ......................     81,435      4,906,459
Wells Fargo & Co. ...................    664,737     32,884,539
                                                   ------------
                                                    211,989,595
                                                   ------------
CONSUMER FINANCE -- 4.7%
Capital One Financial Corp. .........     76,848      4,265,064
Countrywide Credit Industries,
  Inc. ..............................     44,717      2,206,784
Household International, Inc. .......    183,343     10,861,239
MBNA Corp. ..........................    331,639     10,977,251
Providian Financial Corp. ...........    111,341      5,461,276
                                                   ------------
                                                     33,771,614
                                                   ------------
FINANCIAL SERVICES -- 37.9%
Ambac Financial Group, Inc. .........     41,032      2,602,660
American Express Co. ................    517,259     21,362,797
Aon Corp. ...........................    100,024      3,550,852
CIT Group, Inc. (The) (Class A)......    101,043      2,918,122
Citigroup, Inc. .....................  1,951,519     87,779,325
Fannie Mae...........................    391,832     31,189,827
Freddie Mac..........................    270,473     17,534,765
J.P. Morgan Chase & Co. .............    739,938     33,223,216
Marsh & McLennan Cos., Inc. .........    107,016     10,169,730
MetLife, Inc. .......................    297,695      8,945,735
Moody's Corp. .......................     63,540      1,751,162
Morgan Stanley, Dean Witter, Discover
  and Co. ...........................    434,027     23,220,444
Stilwell Financial, Inc. (a).........     86,150      2,310,543
T. Rowe Price Group, Inc. ...........     47,443      1,485,559
U.S. Bancorp.........................    748,781     17,371,724
USA Education, Inc. .................     63,979      4,648,074
                                                   ------------
                                                    270,064,535
                                                   ------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
LIFE INSURANCE -- 3.6%
Aflac, Inc. .........................    206,476   $  5,686,349
American General Corp. ..............    195,452      7,476,039
Conseco, Inc. .......................    127,482      2,052,460
Jefferson-Pilot Corp. ...............     40,298      2,735,831
Lincoln National Corp. ..............     74,744      3,174,378
Torchmark Corp. .....................     48,606      1,887,371
UnumProvident Corp. .................     94,033      2,747,644
                                                   ------------
                                                     25,760,072
                                                   ------------
PROPERTY INSURANCE -- 16.3%
Allstate Corp. ......................    284,823     11,945,477
American International Group,
  Inc. ..............................    904,481     72,810,721
Chubb Corp. .........................     67,935      4,921,211
Cincinnati Financial Corp. ..........     62,860      2,384,751
Hartford Financial Services Group,
  Inc. (The).........................     91,845      5,418,855
Loews Corp. .........................     76,899      4,568,570
MBIA, Inc. ..........................     38,309      3,090,770
MGIC Investment Corp. ...............     41,764      2,857,493
Progressive Corp. ...................     28,595      2,775,145
SAFECO Corp. ........................     50,167      1,414,082
St. Paul Cos., Inc. .................     84,849      3,737,598
                                                   ------------
                                                    115,924,673
                                                   ------------
SAVINGS AND LOANS -- 2.6%
Charter One Financial, Inc. .........     80,137      2,267,877
Golden West Financial Corp. .........     61,510      3,991,999
Washington Mutual, Inc. .............    226,790     12,416,753
                                                   ------------
                                                     18,676,629
                                                   ------------
SECURITY DEALERS/ASSET
  MANAGEMENT -- 5.2%
Bear Stearns Cos., Inc. .............     41,524      1,899,308
Franklin Resources, Inc. ............     94,679      3,702,896
Lehman Brothers Holdings, Inc. ......     97,173      6,092,747
Merrill Lynch & Co., Inc. ...........    314,172     17,405,129
Schwab (Charles) Corp. ..............    538,404      8,302,189
                                                   ------------
                                                     37,402,269
                                                   ------------
TOTAL COMMON STOCKS --
  (Cost $775,116,174)................               713,589,387
                                                   ------------
SHORT TERM INVESTMENT -- 0.3%
MONEY MARKET FUND -- 0.3%
AIM Short Term Investment Class Prime
  Fund (Cost $1,875,935).............  1,875,935      1,875,935
                                                   ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $776,992,108)................               715,465,322
OTHER ASSETS AND LIABILITIES --
  (0.3)%.............................                (2,007,399)
                                                   ------------
NET ASSETS -- 100.0%.................              $713,457,923
                                                   ============

(a) Non-income producing security

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.0%
DEFENSE/AEROSPACE -- 10.1%
B.F. Goodrich Co. (The).................    6,400   $   245,568
Boeing Co. .............................   52,218     2,909,065
General Dynamics Corp. .................   12,436       780,235
Lockheed Martin Corp. ..................   26,951       960,803
Northrop Grumman Corp. .................    4,478       389,586
Raytheon Co. (Class B)..................   21,343       627,057
                                                    -----------
                                                      5,912,314
                                                    -----------
ELECTRICAL EQUIPMENT -- 24.2%
American Power Conversion Corp. (a).....   12,196       157,214
Cooper Industries, Inc. ................   26,572       888,833
Emerson Electric Co. ...................   41,379     2,565,498
General Electric Co. ...................  241,348    10,102,827
Rockwell International Corp. ...........   11,450       416,208
                                                    -----------
                                                     14,130,580
                                                    -----------
ELECTRONICS -- 0.3%
PerkinElmer, Inc. ......................    3,097       162,438
                                                    -----------
ENGINEERING & CONSTRUCTION -- 0.4%
Fluor Corp. ............................    4,628       205,946
                                                    -----------
MACHINERY-DIVERSIFIED -- 8.9%
Caterpillar, Inc. ......................   38,904     1,726,560
Deere & Co. ............................   33,455     1,215,755
Dover Corp. ............................   27,575       988,288
Ingersoll-Rand Co. .....................   26,341     1,046,001
ITT Industries, Inc. ...................    5,462       211,652
                                                    -----------
                                                      5,188,256
                                                    -----------
MANUFACTURING -- 43.9%
Applera Corp. ..........................   13,234       367,243
Briggs & Stratton Corp. ................   17,819       683,715
Corning, Inc. ..........................   68,533     1,417,948
Crane Co. ..............................   31,111       810,441
Danaher Corp. ..........................   24,420     1,332,355
Eaton Corp. ............................   12,877       882,074
Honeywell International, Inc. ..........   64,436     2,628,989
Illinois Tool Works, Inc. ..............   31,096     1,767,497
Johnson Controls, Inc. .................   17,856     1,115,286

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
MANUFACTURING -- (CONTINUED)
Millipore Corp. ........................    2,928   $   135,449
Minnesota Mining & Manufacturing Co. ...   27,868     2,895,485
National Service Industries, Inc. ......   35,599       834,796
Pall Corp. .............................   37,351       818,734
Parker-Hannifin Corp. ..................   25,015       993,596
Power-One, Inc. (a).....................    4,941        71,595
Textron, Inc............................   20,240     1,150,442
Thermo Electron Corp. (a)...............   11,243       252,743
Tyco Laboratories, Inc. ................  123,465     5,337,392
United Technologies Corp. ..............   29,403     2,155,240
                                                    -----------
                                                     25,651,020
                                                    -----------
MOTOR VEHICLES -- 5.0%
Cummins Engine Co., Inc. ...............   21,088       791,644
Dana Corp. .............................   32,176       552,784
Navistar International Corp. (a)........   20,073       457,664
PACCAR, Inc. ...........................   19,252       862,730
TRW, Inc. ..............................    7,754       263,636
                                                    -----------
                                                      2,928,458
                                                    -----------
WASTE MANAGEMENT -- 7.2%
Allied Waste Industries, Inc. (a).......  127,442     1,998,290
Waste Management, Inc. .................   89,301     2,205,735
                                                    -----------
                                                      4,204,025
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $71,466,171)....................             58,383,037
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $48,274)...................   48,274        48,274
                                                    -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $71,514,445)....................             58,431,311
OTHER ASSETS AND LIABILITIES --
  (0.1)%................................                (57,302)
                                                    -----------
NET ASSETS -- 100.0%....................            $58,374,009
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 9.7%
Adaptec, Inc. ......................     42,824   $      371,364
ADC Telecommunications, Inc. .......    338,083        2,873,705
Andrew Corp. .......................     47,468          682,352
Applied Micro Circuits Corp. .......    129,801        2,141,716
Avaya, Inc. ........................    122,936        1,598,168
Comverse Technology, Inc. ..........     72,204        4,252,094
JDS Uniphase Corp. .................    568,135       10,474,989
Lucent Technologies, Inc. ..........  1,480,607       14,761,652
Motorola, Inc. .....................    958,949       13,674,613
Nortel Networks Corp. ..............  1,396,554       19,621,584
QUALCOMM, Inc. (a)..................    327,779       18,560,486
Scientific-Atlanta, Inc. ...........     83,834        3,486,656
Tellabs, Inc. (a)...................    182,097        7,409,072
                                                  --------------
                                                      99,908,451
                                                  --------------
COMPUTER HARDWARE -- 25.2%
Apple Computer, Inc. ...............    161,752        3,569,866
Cabletron Systems, Inc. ............     98,801        1,274,533
Cisco Systems, Inc. ................  3,165,239       50,050,342
Compaq Computer Corp. ..............    744,485       13,549,627
Dell Computer Corp. ................  1,131,302       29,060,320
EMC Corp. ..........................    960,545       28,240,023
Gateway 2000, Inc. .................    147,874        2,485,762
Hewlett-Packard Co. ................    845,115       26,426,746
International Business Machines
  Corp. ............................    763,148       73,399,575
Lexmark International, Inc. (Class
  A)................................     55,316        2,517,984
NCR Corp. (a).......................     41,658        1,625,912
Network Appliance, Inc. (a).........    158,347        2,662,209
Palm, Inc. (a)......................    246,374        2,071,081
Sun Microsystems, Inc. (a)..........  1,432,283       22,014,190
                                                  --------------
                                                     258,948,170
                                                  --------------
COMPUTERS SOFTWARE -- 20.5%
Adobe Systems, Inc. ................    114,961        4,020,186
Autodesk, Inc. .....................     31,968          977,022
BMC Software, Inc. .................    110,608        2,378,072
BroadVision, Inc. ..................    117,092          625,710
Citrix Systems, Inc. ...............     80,573        1,702,105
Computer Associates International,
  Inc. .............................    255,267        6,943,262
Compuware Corp. ....................    167,273        1,630,912
Intuit, Inc. .......................     89,968        2,496,612
Mercury Interactive Corp. (a).......     35,191        1,473,623
Microsoft Corp. ....................  2,320,887      126,923,508
Novell, Inc. (a)....................    146,365          731,825
Oracle Corp. (a)....................  2,453,570       36,754,479
Parametric Technology Corp. (a).....    130,381        1,181,578
PeopleSoft, Inc. (a)................    140,243        3,286,945
Sapient Corp. (a)...................     52,767          379,263
Siebel Systems, Inc. (a)............    186,860        5,082,592
Unisys Corp. (a)....................    144,047        2,016,658
VERITAS Software Corp. (a)..........    177,735        8,218,466
Yahoo!, Inc. (a)....................    242,878        3,825,329
                                                  --------------
                                                     210,648,147
                                                  --------------

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
ELECTRICAL EQUIPMENT -- 1.3%
Jabil Circuit, Inc. ................     83,036   $    1,795,238
Molex, Inc. ........................     84,973        2,997,954
Sanmina Corp. (a)...................    133,263        2,606,957
Solectron Corp. (a).................    289,711        5,507,406
Thomas & Betts Corp. ...............     30,197          524,220
                                                  --------------
                                                      13,431,775
                                                  --------------
ELECTRONICS -- 1.1%
Agilent Technologies, Inc. .........    198,508        6,100,151
Symbol Technologies, Inc. ..........     63,647        2,221,280
Tektronix, Inc. ....................     56,083        1,530,505
W.W. Grainger, Inc. ................     44,997        1,523,149
                                                  --------------
                                                      11,375,085
                                                  --------------
INFORMATION SERVICES -- 5.8%
Automatic Data Processing, Inc. ....    281,871       15,328,145
Computer Sciences Corp. ............     77,016        2,491,467
Concord EFS, Inc. ..................     91,600        3,702,573
Convergys Corp. ....................     67,066        2,419,071
Electronic Data Systems Corp. ......    207,106       11,568,941
Equifax, Inc. ......................     67,712        2,116,000
First Data Corp. ...................    176,263       10,524,664
Fiserv, Inc. .......................     52,600        2,351,215
Paychex, Inc. ......................    172,815        6,404,956
Sabre Holdings Corp. ...............     57,315        2,646,233
                                                  --------------
                                                      59,553,265
                                                  --------------
MEDIA -- 7.4%
AOL Time Warner, Inc. ..............  1,890,795       75,915,419
                                                  --------------
OFFICE EQUIPMENT & SUPPLIES -- 0.4%
Pitney Bowes, Inc. .................    112,950        3,925,012
                                                  --------------
PHOTOGRAPHY/IMAGING -- 0.7%
Eastman Kodak Co. ..................    133,479        5,324,477
Xerox Corp. ........................    294,225        1,762,408
                                                  --------------
                                                       7,086,885
                                                  --------------
SEMI-CONDUCTORS -- 17.2%
Advanced Micro Devices, Inc. .......    163,373        4,335,919
Altera Corp. .......................    172,415        3,696,147
Analog Devices, Inc. ...............    156,515        5,672,104
Applied Materials, Inc. ............    359,296       15,629,376
Broadcom Corp. (Class A)............    106,273        3,071,290
Conexant Systems, Inc. .............    105,758          945,212
Intel Corp. ........................  2,927,612       77,032,791
KLA-Tencor Corp. ...................     88,138        3,470,434
Linear Technology Corp. ............    137,782        5,657,673
LSI Logic Corp. ....................    149,635        2,353,759
Maxim Integrated Products, Inc. ....    123,156        5,122,058
Micron Technology, Inc. (a).........    271,278       11,266,175
National Semiconductor Corp. (a)....     84,914        2,271,449
Novellus Systems, Inc. (a)..........     61,247        2,484,331
QLogic Corp. (a)....................     40,060          901,350
Teradyne, Inc. (a)..................     75,900        2,504,700
Texas Instruments, Inc. ............    761,521       23,591,921
Vitesse Semiconductor Corp. (a).....     82,637        1,967,794
Xilinx, Inc. (a)....................    143,586        5,043,458
                                                  --------------
                                                     177,017,941
                                                  --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES         VALUE
--------------------                   ------         -----
TELEPHONE -- 9.3%
AT & T Corp. .......................  1,635,396   $   34,833,935
CenturyTel, Inc. ...................     66,862        1,922,283
Citizens Communications Co. ........    115,380        1,459,557
Global Crossing Ltd. ...............    385,258        5,197,130
Qwest Communications International,
  Inc. (a)..........................    720,373       25,249,074
Sprint Corp. (a)....................    388,795        8,549,602
WorldCom, Inc. .....................    984,911       18,405,524
                                                  --------------
                                                      95,617,105
                                                  --------------
WIRELESS COMMUNICATIONS -- 1.3%
Nextel Communications, Inc. (Class
  A) (a)............................    343,483        4,937,568
Sprint Corp. (PCS Group)............    413,592        7,858,248
                                                  --------------
                                                      12,795,816
                                                  --------------
TOTAL COMMON STOCKS --
  (Cost $1,715,165,126).............               1,026,223,071
                                                  --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUNDS -- 0.1%
AIM Short Term Investment Class
  Prime Fund........................    844,283          844,283
Federated Prime Obligations Fund....      2,400            2,400
                                                  --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $846,683)...................                     846,683
                                                  --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,716,011,809).............               1,027,069,754
OTHER ASSETS AND LIABILITIES -- 0.0%
  (b)...............................                     (26,183)
                                                  --------------
NET ASSETS -- 100.0%................              $1,027,043,571
                                                  ==============

(a) Non-income producing security
(b) Amount shown represents less than 0.1%

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2001 (UNAUDITED)

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
COMMON STOCKS -- 100.3%
ELECTRIC UTILITIES -- 53.2%
AES Corp. (a).........................     63,509   $ 3,172,910
Allegheny Energy, Inc. ...............     11,130       514,874
Ameren Corp. .........................     23,238       951,596
American Electric Power Co., Inc. ....     48,566     2,282,602
Calpine Corp. ........................     28,367     1,562,171
Cinergy Corp. ........................     29,870     1,002,138
CMS Energy Corp. .....................     30,294       896,399
Consolidated Edison, Inc. ............     30,937     1,147,763
Constellation Energy Group, Inc. .....     26,677     1,176,456
Dominion Resources, Inc. .............     31,813     2,050,984
DTE Energy Co. .......................     23,705       943,459
Duke Energy Corp. ....................     88,969     3,802,535
Edison International..................     49,361       623,923
Entergy Corp. ........................     35,366     1,343,908
Exelon Corp. .........................     45,396     2,977,978
FirstEnergy Corp. ....................     36,751     1,026,088
FPL Group, Inc. ......................     24,010     1,471,813
GPU, Inc. ............................     22,963       746,068
Niagara Mohawk Holdings, Inc. (a).....     34,922       590,182
NiSource, Inc. .......................     20,471       637,057
PG&E Corp. ...........................     52,638       655,343
Pinnacle West Capital Corp. ..........     19,140       877,952
PPL Corp. ............................     28,945     1,272,422
Progress Energy, Inc. ................     32,189     1,386,380
Public Service Enterprise, Inc. ......     31,495     1,359,324
Reliant Energy, Inc. .................     42,672     1,930,908
Southern Co. .........................     81,175     2,848,431
TXU Corp. ............................     35,060     1,448,679
Xcel Energy, Inc. ....................     67,527     2,033,238
                                                    -----------
                                                     42,733,581
                                                    -----------

SECURITY DESCRIPTION                      SHARES       VALUE
--------------------                      ------       -----
NATURAL GAS -- 5.8%
Dynegy, Inc. (Class A)................     32,520   $ 1,658,845
KeySpan Corp. ........................     13,562       517,119
NICOR, Inc. ..........................     13,266       494,424
ONEOK, Inc. ..........................     14,256       582,928
Peoples Energy Corp. .................     14,046       545,968
Sempra Energy.........................     37,279       867,855
                                                    -----------
                                                      4,667,139
                                                    -----------
TELEPHONE -- 41.3%
ALLTEL Corp. .........................     36,070     1,892,232
BellSouth Corp. ......................     65,457     2,678,500
SBC Communications, Inc. .............    340,512    15,197,051
Verizon Communications................    271,764    13,397,965
                                                    -----------
                                                     33,165,748
                                                    -----------
TOTAL COMMON STOCKS --
  (Cost $84,546,199)..................               80,566,468
                                                    -----------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class Prime
  Fund (Cost $47,136).................     47,136        47,136
                                                    -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $84,593,335)..................               80,613,604
OTHER ASSETS AND LIABILITIES --
  (0.4)%..............................                 (314,750)
                                                    -----------
NET ASSETS -- 100.0%..................              $80,298,854
                                                    ===========

(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
ASSETS
  Investments in securities, at value (Note 2).........  $ 76,740,214    $102,635,800    $213,177,884     $120,070,797
  Cash.................................................        13,739          10,000          33,208           65,003
  Receivable for investments sold......................            --              --              --               --
  Receivable for income delivered for Select Sector
    SPDRS purchased in-kind............................         6,601             658           1,281            3,856
  Dividends receivable (Note 2)........................        78,383          37,722         277,782           73,598
  Prepaid expenses.....................................         1,032           1,145           2,707            1,314
                                                         ------------    ------------    ------------     ------------
         TOTAL ASSETS..................................    76,839,969     102,685,325     213,492,862      120,214,568
                                                         ------------    ------------    ------------     ------------
LIABILITIES
  Payable for investments purchased....................            --              --              --               --
  Payable for income delivered for Select Sector SPDRS
    redeemed in-kind...................................            --              --              --               --
  Distributions payable (Note 2).......................       340,092          15,586         594,177          199,275
  Accrued advisory fees (Note 3).......................         1,907           2,126           5,258            2,441
  Accrued trustees fees (Note 3).......................           347             240             896              580
  Accrued distribution fees (Note 3)...................        78,264          43,210         122,032           66,773
  Accrued Administration, Custodian and Transfer Agent
    Fees (Note 3)......................................         4,443           4,954          12,259            5,688
  Accrued expenses and other liabilities...............         2,449           2,186           3,431            5,115
                                                         ------------    ------------    ------------     ------------
         TOTAL LIABILITIES.............................       427,502          68,302         738,053          279,872
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $ 76,412,467    $102,617,023    $212,754,809     $119,934,696
                                                         ============    ============    ============     ============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4).............................  $103,403,381    $119,037,572    $230,396,762     $136,364,176
  Undistributed (distribution in excess of) net
    investment income..................................       236,920          21,685         (23,194)          58,313
  Accumulated net realized loss on investments.........    (5,045,489)     (5,418,324)     (6,111,460)      (1,730,293)
  Net unrealized depreciation on investments...........   (22,182,345)    (11,023,910)    (11,507,299)     (14,757,500)
                                                         ------------    ------------    ------------     ------------
         NET ASSETS....................................  $ 76,412,467    $102,617,023    $212,754,809     $119,934,696
                                                         ============    ============    ============     ============
NET ASSET VALUE PER SELECT SECTOR SPDR
  Net asset value per Select Sector SPDR...............  $      20.11    $      27.00    $      24.88     $      26.07
                                                         ============    ============    ============     ============
  Shares outstanding (unlimited amount authorized,
    $0.001 par value)..................................     3,800,000       3,800,001       8,550,065        4,600,000
                                                         ============    ============    ============     ============
  Cost of investments..................................  $ 98,922,559    $113,659,710    $224,685,183     $134,828,297
                                                         ============    ============    ============     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY    THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR     SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND         SPDR FUND        SPDR FUND
    -------------   -------------   --------------   ---------------   -------------
    $217,790,799    $715,465,322     $ 58,431,311    $1,027,069,754     $80,613,604
          79,949          80,345           16,977            27,022          61,296
      14,897,308              --               --         6,451,909              --
              --              --            1,424                --           4,304
         150,502         799,370           55,648           270,768          83,926
           3,842           7,540              802            15,453           1,179
    ------------    ------------     ------------    --------------     -----------
     232,922,400     716,352,577       58,506,162     1,033,834,906      80,764,309
    ------------    ------------     ------------    --------------     -----------
      14,962,534         210,364               --         6,053,788          19,916
              --              --               --           150,763              --
         714,767       2,357,488          110,866                --         397,296
           6,083          18,310            1,077            25,192           1,573
           1,823           5,226               81             6,092             489
          91,332         185,669           17,380           444,222          39,834
          14,185          42,710            2,502            58,585           3,662
          29,578          74,887              247            52,693           2,685
    ------------    ------------     ------------    --------------     -----------
      15,820,302       2,894,654          132,153         6,791,335         465,455
    ------------    ------------     ------------    --------------     -----------
    $217,102,098    $713,457,923     $ 58,374,009    $1,027,043,571     $80,298,854
    ============    ============     ============    ==============     ===========
    $242,612,306    $780,098,300     $ 77,288,700    $1,815,813,379     $86,013,083
         (68,272)        (41,658)          41,630          (335,187)        751,724
      (5,833,819)     (5,071,933)      (5,873,187)      (99,492,566)     (2,486,222)
     (19,608,117)    (61,526,786)     (13,083,134)     (688,942,055)     (3,979,731)
    ------------    ------------     ------------    --------------     -----------
    $217,102,098    $713,457,923     $ 58,374,009    $1,027,043,571     $80,298,854
    ============    ============     ============    ==============     ===========
    $      30.79    $      26.57     $      26.53    $        24.84     $     31.49
    ============    ============     ============    ==============     ===========
       7,050,012      26,850,929        2,200,000        41,350,003       2,550,040
    ============    ============     ============    ==============     ===========
    $237,398,916    $776,992,108     $ 71,514,445    $1,716,011,809     $84,593,335
    ============    ============     ============    ==============     ===========

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

                                                           THE BASIC     THE CONSUMER    THE CONSUMER    THE CYCLICAL/
                                                          INDUSTRIES       SERVICES         STAPLES      TRANSPORTATION
                                                         SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                           SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                         -------------   -------------   -------------   --------------
INVESTMENT INCOME
  Dividend income (Note 2).............................   $   908,878     $   270,777    $  1,372,718     $    542,763
  Foreign taxes withheld...............................        (6,605)         (1,455)         (2,817)              --
                                                          -----------     -----------    ------------     ------------
    TOTAL INVESTMENT INCOME............................       902,273         269,322       1,369,901          542,763
                                                          -----------     -----------    ------------     ------------
EXPENSES
  Advisory fee (Note 3)................................        17,992          19,915          47,937           23,009
  Distribution fee (Note 3)............................        28,787          31,863          76,699           36,815
  License fee (Note 3).................................        21,590          23,898          57,524           20,508
  Administration, custody and transfer agency fee (Note
    3).................................................        35,984          39,829          95,874           46,019
  Professional fees....................................         2,231           2,395           4,747            1,586
  Trustee fees (Note 3)................................         1,295           1,851           4,538            1,609
  SEC registration expense.............................         2,961           3,273           7,832            3,787
  Printing and postage expense.........................         4,132           6,015           9,922            6,403
  Insurance expense....................................           695             732           1,747            1,005
  Miscellaneous expenses...............................           601             703             572              621
                                                          -----------     -----------    ------------     ------------
    TOTAL EXPENSES BEFORE WAIVERS......................       116,268         130,474         307,392          141,362
                                                          -----------     -----------    ------------     ------------
  Expenses waived by Advisor (Note 3)..................        (7,197)         (7,966)        (19,175)          (9,204)
  Expenses waived by Administrator, Custodian and
    Transfer Agent (Note 3)............................       (10,795)        (11,949)        (28,762)         (13,806)
                                                          -----------     -----------    ------------     ------------
  NET EXPENSES.........................................        98,276         110,559         259,455          118,352
                                                          -----------     -----------    ------------     ------------
  NET INVESTMENT INCOME (LOSS).........................       803,997         158,763       1,110,446          424,411
                                                          -----------     -----------    ------------     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investment
    transactions.......................................    (3,439,042)     (2,566,706)      8,225,425      (13,605,702)
  Net change in unrealized appreciation
    (depreciation).....................................    12,179,671      (3,523,463)    (13,617,176)      10,730,758
                                                          -----------     -----------    ------------     ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS......................................     8,740,629      (6,090,169)     (5,391,751)      (2,874,944)
                                                          -----------     -----------    ------------     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................   $ 9,544,626     $(5,931,406)   $ (4,281,305)    $ (2,450,533)
                                                          ===========     ===========    ============     ============

See accompanying notes to financial statements.

     THE ENERGY     THE FINANCIAL   THE INDUSTRIAL   THE TECHNOLOGY   THE UTILITIES
    SELECT SECTOR   SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
      SPDR FUND       SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND
    -------------   -------------   --------------   --------------   -------------
    $  1,990,963    $   4,629,747    $   397,138     $   1,087,490    $  1,267,225
              --               --             --            (5,696)             --
    ------------    -------------    -----------     -------------    ------------
       1,990,963        4,629,747        397,138         1,081,794       1,267,225
    ------------    -------------    -----------     -------------    ------------
          64,644          140,708         13,103           260,310          19,207
         103,430          225,132         20,964           416,496          30,732
          77,573          114,919         15,723           312,372          23,049
         129,288          281,415         26,206           520,620          38,414
          12,807            9,686            656            33,551           3,300
           8,316           11,930            902            27,968           2,197
          10,896           22,030          2,261            43,646           3,315
          27,111           52,702          1,474            50,191           9,433
           1,477            2,803            719             7,633           6,523
             492              330            600             4,504             440
    ------------    -------------    -----------     -------------    ------------
         436,034          861,655         82,608         1,677,291         136,610
    ------------    -------------    -----------     -------------    ------------
         (25,858)         (56,283)        (5,241)         (104,124)         (7,683)
         (38,786)         (84,425)        (7,862)         (156,186)        (11,524)
    ------------    -------------    -----------     -------------    ------------
         371,390          720,947         69,505         1,416,981         117,403
    ------------    -------------    -----------     -------------    ------------
       1,619,573        3,908,800        327,633          (335,187)      1,149,822
    ------------    -------------    -----------     -------------    ------------
      12,450,584       52,545,784      2,149,245       (20,302,013)     11,578,277
     (33,011,583)    (116,200,261)    (8,298,407)     (568,028,865)    (11,882,791)
    ------------    -------------    -----------     -------------    ------------
     (20,560,999)     (63,654,477)    (6,149,162)     (588,330,878)       (304,514)
    ------------    -------------    -----------     -------------    ------------
    $(18,941,426)   $ (59,745,677)   $(5,821,529)    $(588,666,065)   $    845,308
    ============    =============    ===========     =============    ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                             THE BASIC INDUSTRIES           THE CONSUMER SERVICES
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ---------------------------    ---------------------------
                                                          (UNAUDITED)                    (UNAUDITED)
                                                          SIX MONTHS         YEAR         SIX MONTHS        YEAR
                                                             ENDED          ENDED           ENDED           ENDED
                                                          03/31/2001      09/30/2000      03/31/2001     09/30/2000
                                                          -----------    ------------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $  803,997     $  1,754,314    $    158,763    $    90,026
  Net realized gain on investment transactions..........  (3,439,042)      (8,480,118)     (2,566,706)     9,840,996
  Net change in unrealized appreciation
    (depreciation)......................................  12,179,671      (24,156,022)     (3,523,463)    (8,857,842)
                                                          -----------    ------------    ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................   9,544,626      (30,881,826)     (5,931,406)     1,073,180
                                                          -----------    ------------    ------------    -----------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED, NET........................      17,600         (206,612)          1,580        (18,303)
                                                          -----------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................    (823,389)      (1,520,549)       (165,638)            --
  In excess of net investment income....................          --               --              --             --
  Net realized gain.....................................  (2,383,464)        (177,307)        (15,092)      (414,000)
                                                          -----------    ------------    ------------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS...................  (3,206,853)      (1,697,856)       (180,730)      (414,000)
                                                          -----------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................  13,271,711        7,684,629      28,816,884     18,850,260
                                                          -----------    ------------    ------------    -----------
  Net increase (decrease) in net assets during period...  19,627,084      (25,101,665)     22,706,328     19,491,137
  Net assets at beginning of period.....................  56,785,383       81,887,048      79,910,695     60,419,558
                                                          -----------    ------------    ------------    -----------
NET ASSETS END OF PERIOD(1).............................  $76,412,467    $ 56,785,383    $102,617,023    $79,910,695
                                                          ===========    ============    ============    ===========
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $  236,920     $    256,312    $     21,685    $    28,560
                                                          ===========    ============    ============    ===========

See accompanying notes to financial statements.

       THE CONSUMER STAPLES       THE CYCLICAL/TRANSPORTATION           THE ENERGY
      SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND       SELECT SECTOR SPDR FUND
    ---------------------------   ---------------------------   ---------------------------
    (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
     SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     03/31/2001     09/30/2000     03/31/2001     09/30/2000     03/31/2001     09/30/2000
    ------------   ------------   ------------   ------------   ------------   ------------
    $  1,110,446   $  2,604,713   $    424,411   $    847,807   $  1,619,573   $  3,664,753
       8,225,425     (8,819,744)   (13,605,702)     1,217,773     12,450,584     46,936,320
     (13,617,176)    20,697,328     10,730,758    (23,411,832)   (33,011,583)     3,932,195
    ------------   ------------   ------------   ------------   ------------   ------------
      (4,281,305)    14,482,297     (2,450,533)   (21,346,252)   (18,941,426)    54,533,268
    ------------   ------------   ------------   ------------   ------------   ------------
          56,683        (97,717)       (30,686)       (10,234)      (160,641)       (89,067)
    ------------   ------------   ------------   ------------   ------------   ------------
      (1,169,261)    (2,545,898)      (358,785)      (836,321)    (1,453,002)    (3,562,020)
          (2,283)            --             --             --             --             --
              --             --             --             --             --             --
    ------------   ------------   ------------   ------------   ------------   ------------
      (1,171,544)    (2,545,898)      (358,785)      (836,321)    (1,453,002)    (3,562,020)
    ------------   ------------   ------------   ------------   ------------   ------------
      61,757,380     26,904,361     33,159,942     76,483,271    (54,317,401)    91,456,495
    ------------   ------------   ------------   ------------   ------------   ------------
      56,361,214     38,743,043     30,319,938     54,290,464    (74,872,470)   142,338,676
     156,393,595    117,650,552     89,614,758     35,324,294    291,974,568    149,635,892
    ------------   ------------   ------------   ------------   ------------   ------------
    $212,754,809   $156,393,595   $119,934,696   $ 89,614,758   $217,102,098   $291,974,568
    ============   ============   ============   ============   ============   ============
    $    (23,194)  $     37,904   $     58,313   $     (7,313)  $    (68,272)  $   (234,843)
    ============   ============   ============   ============   ============   ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                THE FINANCIAL                  THE INDUSTRIAL
                                                           SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                                        -----------------------------    ---------------------------
                                                         (UNAUDITED)                     (UNAUDITED)
                                                         SIX MONTHS          YEAR        SIX MONTHS         YEAR
                                                            ENDED           ENDED           ENDED          ENDED
                                                         03/31/2001       09/30/2000     03/31/2001      09/30/2000
                                                        -------------    ------------    -----------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)........................  $   3,908,800    $  5,334,380    $  327,633     $    884,568
  Net realized gain on investment transactions........     52,545,784      30,727,316     2,149,245        4,346,248
  Net change in unrealized appreciation
    (depreciation)....................................   (116,200,261)     71,471,364    (8,298,407)      (6,165,561)
                                                        -------------    ------------    -----------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS........................................    (59,745,677)    107,533,060    (5,821,529)        (934,745)
                                                        -------------    ------------    -----------    ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED, NET...................        200,795          59,578        42,346          (67,171)
                                                        -------------    ------------    -----------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...............................     (3,914,420)     (5,328,760)     (387,508)        (824,693)
  In excess of net investment income..................        (16,944)             --       (11,291)              --
  Net realized gain...................................             --              --            --         (147,640)
                                                        -------------    ------------    -----------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS.................     (3,931,364)     (5,328,760)     (398,799)        (972,333)
                                                        -------------    ------------    -----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)...............................    346,792,826     204,468,501    14,562,785      (13,999,527)
                                                        -------------    ------------    -----------    ------------
  Net increase (decrease) in net assets during
    period............................................    283,316,580     306,732,379     8,384,803      (15,973,776)
  Net assets at beginning of period...................    430,141,343     123,408,964    49,989,206       65,962,982
                                                        -------------    ------------    -----------    ------------
NET ASSETS END OF PERIOD(1)...........................  $ 713,457,923    $430,141,343    $58,374,009    $ 49,989,206
                                                        =============    ============    ===========    ============
(1) Including undistributed (distribution in excess
      of) net investment income.......................  $     (41,658)   $    (19,094)   $   41,630     $    112,796
                                                        =============    ============    ===========    ============

See accompanying notes to financial statements.

         THE TECHNOLOGY                    THE UTILITIES
    SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
--------------------------------    ----------------------------
 (UNAUDITED)                        (UNAUDITED)
  SIX MONTHS           YEAR          SIX MONTHS         YEAR
    ENDED             ENDED            ENDED           ENDED
  03/31/2001        09/30/2000       03/31/2001      09/30/2000
--------------    --------------    ------------    ------------
$     (335,187)   $   (1,782,728)   $  1,149,822    $  3,377,335
   (20,302,013)      257,293,910      11,578,277       1,145,901
  (568,028,865)     (189,565,622)    (11,882,791)     10,045,189
--------------    --------------    ------------    ------------
  (588,666,065)       65,945,560         845,308      14,568,425
--------------    --------------    ------------    ------------
    (2,421,331)         (250,593)       (159,349)       (553,032)
--------------    --------------    ------------    ------------
            --                --        (969,604)     (2,814,765)
            --           (24,681)             --              --
            --                --      (1,166,151)       (446,091)
--------------    --------------    ------------    ------------
            --           (24,681)     (2,135,755)     (3,260,856)
--------------    --------------    ------------    ------------
   575,466,418       245,275,446     (26,262,802)     16,088,920
--------------    --------------    ------------    ------------
   (15,620,978)      310,945,732     (27,712,598)     26,843,457
 1,042,664,549       731,718,817     108,011,452      81,167,995
--------------    --------------    ------------    ------------
$1,027,043,571    $1,042,664,549    $ 80,298,854    $108,011,452
==============    ==============    ============    ============
$     (335,187)   $           --    $    751,724    $    571,506
==============    ==============    ============    ============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        THE BASIC INDUSTRIES
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $ 18.03            $ 23.74          $ 20.72
                                                             -------            -------          -------
Net investment income (loss)...........................         0.15               0.45             0.24
Net realized and unrealized gain (loss) (3)............         2.66              (5.66)            3.01
                                                             -------            -------          -------
Total from investment operations.......................         2.81              (5.21)            3.25
                                                             -------            -------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................         0.00              (0.07)              --
                                                             -------            -------          -------
Distributions to shareholders from:
Net investment income..................................        (0.15)             (0.37)           (0.23)
In excess of net investment income.....................        (0.08)                --               --
Net realized gains.....................................        (0.50)                --               --
In excess of net realized gains........................           --              (0.06)              --
                                                             -------            -------          -------
Total distributions to shareholders....................        (0.73)             (0.43)           (0.23)
                                                             -------            -------          -------
Net asset value, end of period.........................      $ 20.11            $ 18.03          $ 23.74
                                                             =======            =======          =======
Total return (4).......................................        15.46%            (22.48)%          15.59%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $76,412            $56,785          $81,887
Ratio of expenses to average net assets................         0.27%(5)           0.43%            0.56%(5)
Ratio of expenses to average net assets before
  waivers..............................................         0.32%(5)           0.51%            0.56%(5)
Ratio of net investment income (loss) to average net
  assets...............................................         2.23%(5)           1.73%            1.44%(5)
Portfolio turnover rate (6)............................         6.36%             19.18%            9.70%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       THE CONSUMER SERVICES
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $  29.06           $ 26.85          $ 23.97
                                                             --------           -------          -------
Net investment income (loss)...........................          0.05              0.03            (0.02)
Net realized and unrealized gain (loss) (3)............         (2.05)             2.37             2.90
                                                             --------           -------          -------
Total from investment operations.......................         (2.00)             2.40             2.88
                                                             --------           -------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................          0.00             (0.01)              --
                                                             --------           -------          -------
Distributions to shareholders from:
Net investment income..................................         (0.05)               --               --
In excess of net investment income.....................            --                --               --
Net realized gains.....................................         (0.01)            (0.18)              --
In excess of net realized gains........................            --                --               --
                                                             --------           -------          -------
Total distributions to shareholders....................         (0.06)            (0.18)              --
                                                             --------           -------          -------
Net asset value, end of period.........................      $  27.00           $ 29.06          $ 26.85
                                                             ========           =======          =======
Total return (4).......................................         (6.86)%            8.84%           12.03%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $102,617           $79,911          $60,420
Ratio of expenses to average net assets................          0.28%(5)          0.42%            0.57%(5)
Ratio of expenses to average net assets before
  waivers..............................................          0.33%(5)          0.51%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets...............................................          0.40%(5)          0.10%           (0.11)%(5)
Portfolio turnover rate (6)............................         30.95%            21.88%           14.56%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        THE CONSUMER STAPLES
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $  25.02          $  22.63          $ 26.06
                                                             --------          --------          -------
Net investment income (loss)...........................          0.13              0.30             0.20
Net realized and unrealized gain (loss) (3)............         (0.13)             2.39            (3.44)
                                                             --------          --------          -------
Total from investment operations.......................          0.00              2.69            (3.24)
                                                             --------          --------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................          0.01             (0.02)            0.01
                                                             --------          --------          -------
Distributions to shareholders from:
Net investment income..................................         (0.13)            (0.28)           (0.20)
In excess of net investment income.....................         (0.02)               --               --
Net realized gains.....................................            --                --               --
In excess of net realized gains........................            --                --               --
                                                             --------          --------          -------
Total distributions to shareholders....................         (0.15)            (0.28)           (0.20)
                                                             --------          --------          -------
Net asset value, end of period.........................      $  24.88          $  25.02          $ 22.63
                                                             ========          ========          =======
Total return (4).......................................          0.03%            11.92%          (12.45)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $212,755          $156,394          $17,651
Ratio of expenses to average net assets................          0.27%(5)          0.42%            0.57%(5)
Ratio of expenses to average net assets before
  waivers..............................................          0.32%(5)          0.50%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets...............................................          1.16%(5)          1.20%            1.10%(5)
Portfolio turnover rate (6)............................          5.45%             9.77%            2.91%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    THE CYCLICAL/TRANSPORTATION
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $  24.89           $ 26.17          $ 24.51
                                                             --------           -------          -------
Net investment income (loss)...........................          0.13              0.22             0.09
Net realized and unrealized gain (loss) (3)............          1.17             (1.29)            1.66
                                                             --------           -------          -------
Total from investment operations.......................          1.30             (1.07)            1.75
                                                             --------           -------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................         (0.01)             0.00             0.01
                                                             --------           -------          -------
Distributions to shareholders from:
Net investment income..................................         (0.11)            (0.21)           (0.09)
In excess of net investment income.....................            --                --            (0.01)
Net realized gains.....................................            --                --               --
In excess of net realized gains........................            --                --               --
                                                             --------           -------          -------
Total distributions to shareholders....................         (0.11)            (0.21)           (0.10)
                                                             --------           -------          -------
Net asset value, end of period.........................      $  26.07           $ 24.89          $ 26.17
                                                             ========           =======          =======
Total return (4).......................................          5.17%            (4.12)%           7.17%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $119,935           $89,615          $35,324
Ratio of expenses to average net assets................          0.26%(5)          0.43%            0.58%(5)
Ratio of expenses to average net assets before
  waivers..............................................          0.31%(5)          0.51%            0.58%(5)
Ratio of net investment income (loss) to average net
  assets...............................................          0.92%(5)          0.80%            0.49%(5)
Portfolio turnover rate (6)............................          3.61%            16.28%            9.56%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            THE ENERGY
                                                                      SELECT SECTOR SPDR FUND
                                                        SIX MONTHS ENDED      YEAR ENDED      PERIOD ENDED
                                                         MARCH 31, 2001      SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                        -----------------    -------------    -------------
Net asset value, beginning of period..................      $  32.81           $  27.46         $  23.59
                                                            --------           --------         --------
Net investment income (loss)..........................          0.20               0.55             0.29
Net realized and unrealized gain (loss) (3)...........         (2.01)              5.28             3.88
                                                            --------           --------         --------
Total from investment operations......................         (1.81)              5.83             4.17
                                                            --------           --------         --------
Undistributed net investment income included in price
  of units issued and redeemed, net...................         (0.02)             (0.01)            0.07
                                                            --------           --------         --------
Distributions to shareholders from:
Net investment income.................................         (0.19)             (0.47)           (0.29)
In excess of net investment income....................            --                 --            (0.08)
Net realized gains....................................            --                 --               --
In excess of net realized gains.......................            --                 --               --
                                                            --------           --------         --------
Total distributions to shareholders...................         (0.19)             (0.47)           (0.37)
                                                            --------           --------         --------
Net asset value, end of period........................      $  30.79           $  32.81         $  27.46
                                                            ========           ========         ========
Total return (4)......................................         (5.60)%            21.38%           17.91%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................      $217,102           $291,975         $149,636
Ratio of expenses to average net assets...............          0.29%(5)           0.41%            0.56%(5)
Ratio of expenses to average net assets before
  waivers.............................................          0.34%(5)           0.50%            0.56%(5)
Ratio of net investment income (loss) to average net
  assets..............................................          1.25%(5)           1.71%            1.73%(5)
Portfolio turnover rate (6)...........................         11.52%             30.76%           20.15%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           THE FINANCIAL
                                                                      SELECT SECTOR SPDR FUND
                                                        SIX MONTHS ENDED      YEAR ENDED      PERIOD ENDED
                                                         MARCH 31, 2001      SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                        -----------------    -------------    -------------
Net asset value, beginning of period..................      $  28.96           $  22.04         $  22.02
                                                            --------           --------         --------
Net investment income (loss)..........................          0.19               0.35             0.21
Net realized and unrealized gain (loss) (3)...........         (2.40)              6.91             0.02
                                                            --------           --------         --------
Total from investment operations......................         (2.21)              7.26             0.23
                                                            --------           --------         --------
Undistributed net investment income included in price
  of units issued and redeemed, net...................          0.01               0.00             0.01
                                                            --------           --------         --------
Distributions to shareholders from:
Net investment income.................................         (0.19)             (0.34)           (0.21)
In excess of net investment income....................            --                 --            (0.01)
Net realized gains....................................            --                 --               --
In excess of net realized gains.......................            --                 --               --
                                                            --------           --------         --------
Total distributions to shareholders...................         (0.19)             (0.34)           (0.22)
                                                            --------           --------         --------
Net asset value, end of period........................      $  26.57           $  28.96         $  22.04
                                                            ========           ========         ========
Total return (4)......................................         (7.65)%            33.24%            0.97%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................      $713,458           $430,141         $123,409
Ratio of expenses to average net assets...............          0.26%(5)           0.44%            0.57%(5)
Ratio of expenses to average net assets before
  waivers.............................................          0.31%(5)           0.54%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets..............................................          1.39%(5)           1.45%            1.14%(5)
Portfolio turnover rate (6)...........................          7.76%              7.02%            5.71%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           THE INDUSTRIAL
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                           (UNAUDITED)           2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $ 30.30            $ 28.68          $ 22.66
                                                             -------            -------          -------
Net investment income (loss)...........................         0.13               0.35             0.21
Net realized and unrealized gain (loss) (3)............        (3.71)              1.70             6.00
                                                             -------            -------          -------
Total from investment operations.......................        (3.58)              2.05             6.21
                                                             -------            -------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................         0.02              (0.04)              --
                                                             -------            -------          -------
Distributions to shareholders from:
Net investment income..................................        (0.13)             (0.31)           (0.19)
In excess of net investment income.....................        (0.08)                --               --
Net realized gains.....................................           --              (0.08)              --
In excess of net realized gains........................           --                 --               --
                                                             -------            -------          -------
Total distributions to shareholders....................        (0.21)             (0.39)           (0.19)
                                                             -------            -------          -------
Net asset value, end of period.........................      $ 26.53            $ 30.30          $ 28.68
                                                             =======            =======          =======
Total return (4).......................................       (11.83)%             7.10%           27.40%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $58,374            $49,989          $65,963
Ratio of expenses to average net assets................         0.27%(5)           0.44%            0.57%(5)
Ratio of expenses to average net assets before
  waivers..............................................         0.32%(5)           0.51%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets...............................................         1.25%(5)           1.10%            0.94%(5)
Portfolio turnover rate (6)............................         5.49%             42.37%           12.42%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           THE TECHNOLOGY
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                         (UNAUDITED) (1)         2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................     $    46.44        $    41.22        $  30.09
                                                            ----------        ----------        --------
Net investment income (loss)...........................           0.00             (0.08)          (0.04)
Net realized and unrealized gain (loss) (3)............         (21.54)             5.31           11.18
                                                            ----------        ----------        --------
Total from investment operations.......................         (21.54)             5.23           11.14
                                                            ----------        ----------        --------
Undistributed net investment income included in price
  of units issued and redeemed, net....................          (0.06)            (0.01)          (0.01)
                                                            ----------        ----------        --------
Distributions to shareholders from:
Net investment income..................................             --                --              --
In excess of net investment income.....................             --                --              --
Net realized gains.....................................             --                --              --
In excess of net realized gains........................             --                --              --
                                                            ----------        ----------        --------
Total distributions to shareholders....................             --                --              --
                                                            ----------        ----------        --------
Net asset value, end of period.........................     $    24.84        $    46.44        $  41.22
                                                            ==========        ==========        ========
Total return (4).......................................         (46.52)%           12.67%          37.00%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................     $1,027,044        $1,042,665        $731,719
Ratio of expenses to average net assets................           0.27%(5)          0.42%           0.56%(5)
Ratio of expenses to average net assets before
  waivers..............................................           0.32%(5)          0.50%           0.56%(5)
Ratio of net investment income (loss) to average net
  assets...............................................          (0.06)%(5)        (0.16)%         (0.15)%(5)
Portfolio turnover rate (6)............................           8.85%            24.34%          21.23%

See accompanying notes to financial highlights on page 46

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           THE UTILITIES
                                                                      SELECT SECTOR SPDR FUND
                                                         SIX MONTHS ENDED     YEAR ENDED      PERIOD ENDED
                                                          MARCH 31, 2001     SEPTEMBER 30,    SEPTEMBER 30,
                                                          (UNAUDITED)(1)         2000           1999 (2)
                                                         ----------------    -------------    -------------
Net asset value, beginning of period...................      $ 32.24           $  29.52          $ 29.06
                                                             -------           --------          -------
Net investment income (loss)...........................         0.48               1.06             0.56
Net realized and unrealized gain (loss) (3)............        (0.47)              2.86             0.45
                                                             -------           --------          -------
Total from investment operations.......................         0.01               3.92             1.01
                                                             -------           --------          -------
Undistributed net investment income included in price
  of units issued and redeemed, net....................        (0.06)             (0.17)            0.05
                                                             -------           --------          -------
Distributions to shareholders from:
Net investment income..................................        (0.45)             (0.85)           (0.56)
In excess of net investment income.....................           --                 --            (0.04)
Net realized gains.....................................        (0.25)             (0.18)              --
In excess of net realized gains........................           --                 --               --
                                                             -------           --------          -------
Total distributions to shareholders....................        (0.70)             (1.03)           (0.60)
                                                             -------           --------          -------
Net asset value, end of period.........................      $ 31.49           $  32.24          $ 29.52
                                                             =======           ========          =======
Total return (4).......................................        (0.19)%            13.21%            3.66%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)...................      $80,299           $108,011          $81,168
Ratio of expenses to average net assets................         0.31%(5)           0.40%            0.57%(5)
Ratio of expenses to average net assets before
  waivers..............................................         0.36%(5)           0.50%            0.57%(5)
Ratio of net investment income (loss) to average net
  assets...............................................         2.99%(5)           3.45%            2.62%(5)
Portfolio turnover rate (6)............................        11.61%             44.57%           38.86%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Commencement of investment operations was on December 16, 1998.
(3) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.
(5) Annualized.
(6) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

The beginning net asset values for the period ended September 30, 1999 have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for 2.266, 1 for 3.009, and 1 for
2.906, respectively.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2001 (UNAUDITED)

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued based on the closing sale price on the exchange which is deemed to be the principal market for the security. If there is no closing sale price then the security is valued at the previous closing sale price on the exchange which is deemed the principal market for the security. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures approved by the Board of Trustees.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At March 31, 2001, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains through September 30, 2008 as follows:

                                                              CAPITAL LOSS CARRY FORWARD
----------------------------------------------------------------------------------------
The Consumer Staples Select Sector SPDR Fund                          $   32,935
The Cyclical/Transportation Select Sector SPDR Fund                      234,327
The Energy Select Sector SPDR Fund                                       748,469
The Financial Select Sector SPDR Fund                                    310,711
The Technology Select Sector SPDR Fund                                 1,441,975

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEDERAL INCOME TAX -- (CONTINUED)

During the fiscal period ended March 31, 2001, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                             NET GAIN (LOSS)
                                                             RECLASS AMOUNT
----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  1,229,140
The Consumer Services Select Sector SPDR Fund                    1,065,394
The Consumer Staples Select Sector SPDR Fund                     8,244,628
The Cyclical/Transportation Select Sector SPDR Fund            (12,884,728)
The Energy Select Sector SPDR Fund                              17,051,925
The Financial Select Sector SPDR Fund                           53,811,211
The Industrial Select Sector SPDR Fund                           2,617,660
The Technology Select Sector SPDR Fund                          60,730,921
The Utilities Select Sector SPDR Fund                           11,940,612

The Funds incurred the following losses during the period November 1, 1999 through September 30, 2000 that are deferred for tax purposes until fiscal 2001:

                                                             DEFERRED LOSSES
----------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                   $   290,002
The Consumer Services Select Sector SPDR Fund                    1,337,335
The Consumer Staples Select Sector SPDR Fund                     5,712,232
The Cyclical/Transportation Select Sector SPDR Fund                319,780
The Energy Select Sector SPDR Fund                                 266,522
The Financial Select Sector SPDR Fund                            2,890,975
The Industrial Select Sector SPDR Fund                           5,203,117
The Technology Select Sector SPDR Fund                          13,358,359
The Utilities Select Sector SPDR Fund                              957,305

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

REPURCHASE AGREEMENTS -- (CONTINUED)

Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 2001 the Trust had no open repurchase agreements.

OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3.  FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds. Effective May 17, 2000, pursuant to a voluntary fee waiver, State Street Global Advisors has agreed to reduce the Advisory Fee from 0.05% of average daily net assets to 0.03% of average daily net assets for each of the Funds. The foregoing fee reduction will remain in effect for at least a 12-month period. There is no assurance that the fee reductions will remain in effect for more than one year. The waiver amounts of the Advisor's Fees for the six months ended March 31, 2001 were as follows:

                                                             WAIVER AMOUNT
                                                             -------------
The Basic Industries Select Sector SPDR Fund                   $  7,197
The Consumer Services Select Sector SPDR Fund                     7,966
The Consumer Staples Select Sector SPDR Fund                     19,175
The Cyclical/Transportation Select Sector SPDR Fund               9,204
The Energy Select Sector SPDR Fund                               25,858
The Financial Select Sector SPDR Fund                            56,283
The Industrial Select Sector SPDR Fund                            5,241
The Technology Select Sector SPDR Fund                          104,124
The Utilities Select Sector SPDR Fund                             7,683

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of:
(a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): (ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Effective May 17, 2000, pursuant to a voluntary fee waiver, State Street has agreed to reduce the Unitary Fee from 0.10% for the first $500 million per Fund, 0.08% for the next $500 million per Fund, and 0.06% thereafter of the average daily net assets to 0.07% for the first $500 million per Fund, 0.05% for the next $500 million per Fund and 0.03% thereafter of average daily net assets and continue to waive the minimum fee. The foregoing fee reduction will remain in effect until January 31, 2002. There is no assurance that the

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

UNITARY FEE -- (CONTINUED)

fee reductions will remain in effect for more than one year. The waiver amounts for the Unitary Fee for the six months ended March 31, 2001 were as follows:

                                                              WAIVER AMOUNT
                                                              -------------
The Basic Industries Select Sector SPDR Fund                    $ 10,795
The Consumer Services Select Sector SPDR Fund                     11,949
The Consumer Staples Select Sector SPDR Fund                      28,762
The Cyclical/Transportation Select Sector SPDR Fund               13,806
The Energy Select Sector SPDR Fund                                38,786
The Financial Select Sector SPDR Fund                             84,425
The Industrial Select Sector SPDR Fund                             7,862
The Technology Select Sector SPDR Fund                           156,186
The Utilities Select Sector SPDR Fund                             11,524

DISTRIBUTOR

ALPS Mutual Fund Services, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Effective May 17, 2000, the Board of Trustees has limited each Fund's 12b-1 fee to 0.08% of its average daily net assets.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

TRUSTEES FEES

Independent Trustees receive an annual fee of $12,000, and a meeting fee of $2,000 per meeting attended. The Funds will reimburse the Independent Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            2,650,000    $  53,571,793
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (2,000,000)     (40,282,482)
Net income equalization                      --          (17,600)
                                    -----------    -------------
Net increase (decrease)                 650,000    $  13,271,711
                                    ===========    =============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            5,750,000    $ 141,028,135
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (6,050,000)    (133,550,118)
Net income equalization                      --          206,612
                                    -----------    -------------
Net increase (decrease)                (300,000)   $   7,684,629
                                    ===========    =============

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            1,350,000    $  37,438,474
Dividend reinvestment SPDRs
  issued                                      1               30
SPDRs redeemed                         (300,000)      (8,620,040)
Net income equalization                      --           (1,580)
                                    -----------    -------------
Net increase (decrease)               1,050,001    $  28,816,884
                                    ===========    =============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            4,150,000    $ 124,366,264
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (3,650,000)    (105,534,307)
Net income equalization                      --           18,303
                                    -----------    -------------
Net increase (decrease)                 500,000    $  18,850,260
                                    ===========    =============

THE CONSUMER STAPLES SELECT SECTOR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            4,400,000    $ 117,351,984
Dividend reinvestment SPDRs
  issued                                     21              559
SPDRs redeemed                       (2,100,000)     (55,538,480)
Net income equalization                      --          (56,683)
                                    -----------    -------------
Net increase (decrease)               2,300,021    $  61,757,380
                                    ===========    =============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           12,350,000    $ 284,927,060
Dividend reinvestment SPDRs
  issued                                     29              682
SPDRs redeemed                      (11,300,000)    (258,121,098)
Net income equalization                      --           97,717
                                    -----------    -------------
Net increase (decrease)               1,050,029    $  26,904,361
                                    ===========    =============

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,850,000    $ 284,674,267
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (9,850,000)    (251,545,011)
Net income equalization                      --           30,686
                                    -----------    -------------
Net increase (decrease)               1,000,000    $  33,159,942
                                    ===========    =============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           10,200,000    $ 287,416,953
Dividend reinvestment SPDRs
  issued                                     --               --
SPDRs redeemed                       (7,950,000)    (210,943,916)
Net income equalization                      --           10,234
                                    -----------    -------------
Net increase (decrease)               2,250,000    $  76,483,271
                                    ===========    =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE ENERGY SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                            8,600,000    $ 282,058,021
Dividend reinvestment SPDRs
  issued                                      7              224
SPDRs redeemed                      (10,450,000)    (336,536,287)
Net income equalization                      --          160,641
                                    -----------    -------------
Net increase (decrease)              (1,849,993)   $ (54,317,401)
                                    ===========    =============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           17,600,000    $ 512,673,590
Dividend reinvestment SPDRs
  issued                                      5              147
SPDRs redeemed                      (14,150,000)    (421,306,309)
Net income equalization                      --           89,067
                                    -----------    -------------
Net increase (decrease)               3,450,005    $  91,456,495
                                    ===========    =============

THE FINANCIAL SELECT SECTOR SPDR FUND

                                         SIX MONTHS ENDED
                                          MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           24,000,000    $ 683,194,306
Dividend reinvestment SPDRs
  issued                                    331            9,661
SPDRs redeemed                      (12,000,000)    (336,210,346)
Net income equalization                      --         (200,795)
                                    -----------    -------------
Net increase (decrease)              12,000,331    $ 346,792,826
                                    ===========    =============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS          AMOUNT
                                   -------------   -------------
SPDRs sold                           24,200,000    $ 573,497,218
Dividend reinvestment SPDRs
  issued                                    511           12,539
SPDRs redeemed                      (14,950,000)    (368,981,678)
Net income equalization                      --          (59,578)
                                    -----------    -------------
Net increase (decrease)               9,250,511    $ 204,468,501
                                    ===========    =============

THE INDUSTRIAL SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            2,050,000    $   60,472,094
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                       (1,500,000)      (45,866,963)
Net income equalization                      --           (42,346)
                                    -----------    --------------
Net increase (decrease)                 550,000    $   14,562,785
                                    ===========    ==============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            5,500,000    $  159,880,217
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                       (6,150,000)     (173,946,915)
Net income equalization                      --            67,171
                                    -----------    --------------
Net increase (decrease)                (650,000)   $  (13,999,527)
                                    ===========    ==============

THE TECHNOLOGY SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           25,450,000    $  816,213,495
Dividend reinvestment SPDRs
  issued                                     --                --
SPDRs redeemed                       (6,550,000)     (243,168,408)
Net income equalization                      --         2,421,331
                                    -----------    --------------
Net increase (decrease)              18,900,000    $  575,466,418
                                    ===========    ==============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           22,150,000    $1,142,952,403
Dividend reinvestment SPDRs
  issued                                      3               151
SPDRs redeemed                      (17,450,000)     (897,927,701)
Net income equalization                      --           250,593
                                    -----------    --------------
Net increase (decrease)               4,700,003    $  245,275,446
                                    ===========    ==============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

THE UTILITIES SELECT SECTOR SPDR FUND

                                          SIX MONTHS ENDED
                                           MARCH 31, 2001
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                            3,600,000    $  117,473,457
Dividend reinvestment SPDRs
  issued                                     28               913
SPDRs redeemed                       (4,400,000)     (143,896,521)
Net income equalization                      --           159,349
                                    -----------    --------------
Net increase (decrease)                (799,972)   $  (26,262,802)
                                    ===========    ==============

                                          YEAR ENDED 2000
                                   SELECT SECTOR
                                       SPDRS           AMOUNT
                                   -------------   --------------
SPDRs sold                           19,800,000    $  556,369,802
Dividend reinvestment SPDRs
  issued                                     12               331
SPDRs redeemed                      (19,200,000)     (540,834,245)
Net income equalization                      --           553,032
                                    -----------    --------------
Net increase (decrease)                 600,012    $   16,088,920
                                    ===========    ==============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 2001 were as follows:

                                                                          GROSS           GROSS        NET UNREALIZED
                                                       IDENTIFIED       UNREALIZED      UNREALIZED      APPRECIATION
                                                          COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund         $   98,922,559    $   471,046     $ 22,653,391    $ (22,182,345)
The Consumer Services Select Sector SPDR Fund           113,659,710      3,721,272       14,745,182      (11,023,910)
The Consumer Staples Select Sector SPDR Fund            224,685,183      7,800,320       19,307,619      (11,507,299)
The Cyclical/Transportation Select Sector SPDR Fund     134,828,297        807,253       15,564,753      (14,757,500)
The Energy Select Sector SPDR Fund                      237,398,916      2,746,594       22,354,711      (19,608,117)
The Financial Select Sector SPDR Fund                   776,992,108     13,455,921       74,982,707      (61,526,786)
The Industrial Select Sector SPDR Fund                   71,514,445        299,978       13,383,112      (13,083,134)
The Technology Select Sector SPDR Fund                1,716,011,809      2,654,007      691,596,062     (688,942,055)
The Utilities Select Sector SPDR Fund                    84,593,335      1,909,770        5,889,501       (3,979,731)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS

For the period ended March 31, 2001, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                                PURCHASES          SALES
--------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $   53,522,187    $ 40,790,275
The Consumer Services Select Sector SPDR Fund                     37,387,333       8,622,263
The Consumer Staples Select Sector SPDR Fund                     117,235,693      52,790,952
The Cyclical/Transportation Select Sector SPDR Fund              281,467,638     249,609,156
The Energy Select Sector SPDR Fund                               281,863,416     336,189,543
The Financial Select Sector SPDR Fund                            662,175,067     324,449,253
The Industrial Select Sector SPDR Fund                            60,419,807      45,846,314
The Technology Select Sector SPDR Fund                           819,657,320     244,036,608
The Utilities Select Sector SPDR Fund                            117,425,203     144,249,863

For the period ended March 31, 2001, the Trust had purchases and sales of investment securities as follows:

                                                               PURCHASES         SALES
------------------------------------------------------------------------------------------
The Basic Industries Select Sector SPDR Fund                  $  4,581,126    $  6,489,461
The Consumer Services Select Sector SPDR Fund                   26,350,373      25,647,262
The Consumer Staples Select Sector SPDR Fund                    10,501,077      12,595,653
The Cyclical/Transportation Select Sector SPDR Fund              5,088,294       3,842,842
The Energy Select Sector SPDR Fund                              30,114,227      30,743,756
The Financial Select Sector SPDR Fund                           56,248,771      45,173,011
The Industrial Select Sector SPDR Fund                           2,923,720       3,103,456
The Technology Select Sector SPDR Fund                          91,955,201      95,249,313
The Utilities Select Sector SPDR Fund                            9,392,207      10,334,964

7.  INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for
2.266, 1 for 3.009,and 1 for 2.906, respectively.

      THE SELECT SECTOR SPDR TRUST [Kaleidoscope Logo] SEMI-ANNUAL REPORT

TRUSTEES
KATHLEEN C. CUOCOLO, CHAIRMAN
CHERYL BURGERMEISTER
GEORGE R. GASPARI
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
KATHLEEN C. CUOCOLO, PRESIDENT
DONALD A. GIGNAC, TREASURER
GEORGE O. MARTINEZ, SECRETARY
MICHAEL E. GILLESPIE, ASSISTANT SECRETARY

INVESTMENT MANAGER
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

DISTRIBUTOR
ALPS MUTUAL FUNDS SERVICES
370 17TH STREET, SUITE 3100
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110

LEGAL COUNSEL
MAYER, BROWN & PLATT
1675 BROADWAY
NEW YORK, NEW YORK 10019

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Mutual Funds Services, Inc., a member of the NASD.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                 INDEX FUNDS(SM)



                           [SELECT SECTOR SPDRS LOGO]


"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard and Poor's 500(R)," "500(R)," "Standard and Poor's Depositary Receipts(R)," "SPDRs(R)," "Select Sector SPDR," "Select Sector SPDRs" and "Select Sector Standard and Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.